UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number________________811-09086  ________________________________________

TD ASSET MANAGEMENT USA FUNDS INC
(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)
(Exact name of registrant as specified in charter)

31 West 52nd  Street, New York, New York 10019

(Address of principal executive offices)                                (Zip code)

_____Mark Bell, President, TD Asset Management USA Funds  Inc., 31 West 52nd Street, NY, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:__212-827-7061

Date of fiscal year end:__October 31, 2011

Date of reporting period:___January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET-BACKED–0.8%
$49,000,000	Old Line Funding LLC, 0.27%, due 3/7/11 (LIQ: Royal Bank of Canada) (Note D)	$48,987,505

	BANKS—10.9%
50,000,000	Australia & New Zealand Banking Group, 0.26%, due 2/18/11	49,993,979
50,000,000	Australia & New Zealand Banking Group, 0.31%, due 5/9/11	49,958,236
50,000,000	Bank of Montreal, 0.22%, due 2/3/11	49,999,389
45,000,000	Bank of Montreal, 0.21%, due 2/10/11	44,997,638
43,400,000	Commonwealth Bank of Australia, NY, 0.24%, due 2/17/11 (Note D)	43,395,371
50,000,000	Commonwealth Bank of Australia, NY, 0.28%, due 4/6/11 (Note D)	49,975,111
25,000,000	Commonwealth Bank of Australia, NY, 0.26%, due 4/27/11 (Note D)	24,984,948
48,000,000	Commonwealth Bank of Australia, NY, 0.28%, due 5/18/11 (Note D)	47,960,427
50,000,000	Commonwealth Bank of Australia, NY, 0.33%, due 9/16/11 (Note D)	49,999,752
49,000,000	Commonwealth Bank of Australia, NY, 0.31%, due 10/6/11 (Note D)	49,004,104
50,000,000	JPMorgan Chase Bank, N.A., 0.22%, due 2/22/11	49,993,583
50,000,000	JPMorgan Chase Bank, N.A., 0.22%, due 2/28/11	49,991,750
50,000,000	National Bank of Canada, NY, 0.23%, due 3/11/11	49,987,861
50,000,000	Westpac Banking Corp., NY, 0.30%, due 4/7/11 (Note D)	49,972,917
		660,215,066

	DOMESTIC/FOREIGN BANK SUPPORTED —3.7%
50,000,000	Canadian Imperial Bank of Commerce, 0.16%, due 2/8/11 (LOC: Canadian Imperial Bank)	49,998,493
50,000,000	National Australia Funding, 0.24%, due 2/23/11 (LOC: National Australia Bank) (Note D)	49,992,667
50,000,000	National Australia Funding, 0.25%, due 2/25/11 (LOC: National Australia Bank) (Note D)	49,991,667
24,000,000	National Australia Funding, 0.24%, due 3/29/11 (LOC: National Australia Bank) (Note D)	23,991,227
49,000,000	National Australia Funding, 0.25%, due 4/12/11 (LOC: National Australia Bank) (Note D)	48,976,657
		222,950,711

	INDUSTRIAL & OTHER COMMERCIAL PAPER—14.0%
48,000,000	Caisse Centrale Desjardins du Quebec, 0.22%, due 2/16/11 (Note D)	47,995,600
50,000,000	Caisse Centrale Desjardins du Quebec, 0.23%, due 2/25/11 (Note D)	49,992,333
50,000,000	Caisse Centrale Desjardins du Quebec, 0.25%, due 3/8/11 (Note D)	49,987,847
50,000,000	Caisse Centrale Desjardins du Quebec, 0.26%, due 4/7/11 (Note D)	49,976,528
50,000,000	General Electric Capital Corp., 0.18%, due 2/7/11	49,998,500
50,000,000	General Electric Capital Corp., 0.22%, due 2/11/11	49,996,945
50,000,000	General Electric Capital Corp., 0.22%, due 2/24/11	49,992,972
45,000,000	General Electric Capital Corp., 0.23%, due 4/4/11	44,982,175
45,000,000	General Electric Capital Corp., 0.23%, due 4/5/11	44,981,888
35,000,000	General Electric Capital Corp., 0.30%, due 7/11/11	34,953,333
49,000,000	Hydro-Quebec, 0.19%, due 3/1/11	48,992,759
49,000,000	Procter & Gamble, 0.17%, due 2/9/11	48,998,149
50,000,000	Shell International Finance, 0.50%, due 3/2/11	49,979,861
50,000,000	Shell International Finance, 0.68%, due 5/5/11	49,912,167
25,300,000	Shell International Finance, 0.74%, due 7/21/11	25,212,785
21,500,000	Toyota Motor Credit Corp., 0.24%, due 3/14/11	21,494,123
23,500,000	Toyota Motor Credit Corp., 0.32%, due 3/15/11	23,491,227
35,000,000	Toyota Motor Credit Corp., 0.22%, due 3/21/11	34,989,733
24,000,000	University of California, 0.25%, due 2/17/11	23,997,333
48,000,000	University of California, 0.24%, due 3/3/11	47,990,400
		847,916,658

	TOTAL COMMERCIAL PAPER—29.4%	1,780,069,940

	CERTIFICATES OF DEPOSIT—24.4%
50,000,000	Australia & New Zealand Banking Group, 0.26%, due 3/10/11	50,000,000
25,000,000	Australia & New Zealand Banking Group, 0.26%, due 4/15/11	25,000,000
45,000,000	Australia & New Zealand Banking Group, 0.26%, due 7/26/11	45,000,000
49,000,000	Australia & New Zealand Banking Group, 0.26%, due 9/29/11	49,000,000
48,800,000	Bank of Montreal, 0.41%, due 6/17/11	48,800,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE
	CERTIFICATES OF DEPOSIT—continued

$49,000,000	Bank of Montreal, 0.35%, due 10/24/11	$49,000,000
50,000,000	Bank of Nova Scotia, 0.24%, due 4/19/11	50,000,000
90,000,000	Bank of Nova Scotia, 1.55%, due 4/20/11	90,000,000
50,000,000	Bank of Nova Scotia, 0.55%, due 6/17/11	50,000,000
50,000,000	Bank of Nova Scotia, 0.26%, due 9/27/11	50,000,000
49,500,000	BNP Paribas, 0.32%, due 4/15/11	49,500,000
50,000,000	Canadian Imperial Bank of Commerce, 0.25%, due 5/3/11	50,000,000
40,000,000	Canadian Imperial Bank of Commerce, 0.34%, due 7/21/11	40,000,000
50,000,000	Canadian Imperial Bank of Commerce, 0.43%, due 1/17/12	50,000,000
50,000,000	Chase Bank USA, N.A., 0.22%, due 2/1/11	50,000,000
50,000,000	National Australia Bank, 0.26%, due 3/1/11	50,000,000
49,000,000	National Australia Bank, 0.24%, due 4/11/11	49,000,000
49,500,000	National Bank of Canada, NY, 0.27%, due 4/1/11	49,500,000
49,000,000	National Bank of Canada, NY, 0.35%, due 5/6/11	49,001,280
49,000,000	National Bank of Canada, NY, 0.32%, due 5/19/11	49,000,724
49,000,000	National Bank of Canada, NY, 0.39%, due 11/3/11	49,000,000
42,000,000	Royal Bank of Canada, NY, 0.44%, due 4/11/11	42,063,956
30,000,000	Royal Bank of Canada, NY, 0.26%, due 8/5/11	30,000,000
30,000,000	Royal Bank of Canada, NY, 0.37%, due 10/3/11	30,000,000
48,000,000	Royal Bank of Canada, NY, 0.40%, due 12/2/11	48,000,000
48,000,000	Royal Bank of Canada, NY, 0.40%, due 12/23/11	48,000,000
34,000,000	Royal Bank of Canada, NY, 0.40%, due 1/20/12	34,000,000
50,000,000	Westpac Banking Corp., NY, 0.37%, due 9/28/11	50,003,311
50,000,000	Westpac Banking Corp., NY, 0.34%, due 10/11/11	50,000,000
50,000,000	Westpac Banking Corp., NY, 0.36%, due 10/21/11	50,003,640
49,000,000	Westpac Banking Corp., NY, 0.41%, due 1/23/12	49,000,000
		1,472,872,911

	MUNICIPAL OBLIGATIONS—11.0%
18,000,000	California State EFA, TECP, 0.27%, due 2/23/11	18,000,000
27,105,000	California State HFA, Home Mortg. Proj., Ser. M, 0.26% (LOC: Fannie Mae) (Notes C, E)	27,105,000
3,600,000	California State HFA, MFH Proj., Ser. F, 0.26% (LOC: Fannie Mae; Freddie Mac) (Notes C, E)	3,600,000
18,600,000	California State Infrastruction & Economy, Buck Institute Age Research Proj., 0.23% (LOC: U.S. Bank, N.A.)	18,600,000
18,025,000	California State Infrastruction & Economy, J. Paul Getty Proj., Ser. B, 0.23%	18,025,000
5,000,000	California State Infrastruction & Economy, Los Angeles Proj., Ser. A, 0.23% (LOC: Wells Fargo Bank, N.A.)	5,000,000
4,500,000	California State MFH, La Sierra Proj., Ser. B, 0.24% (LOC:Wells Fargo Bank, N.A.)	4,500,000
48,700,000	California State PCFA, Pacific Gas & Electric Proj., Ser. C, 0.26% (LOC: JPMorgan Chase & Co.) (Note C)	48,700,000
53,775,000	Corporate Finance Managers Inc., Ser. B, 0.29% (LOC: Wells Fargo Bank, N.A.) (Note C)	53,775,000
3,350,000	Greater East Texas Higher Ed., Ser. B., 0.29% (LOC: State Street Bank & Trust Co.)	3,350,000
16,950,000	Gulf Coast Waste Disp. Auth., Exxon Mobil Proj., Ser. B, 0.24%	16,950,000
15,300,000	Harris Cnty., Exxon Mobil Proj., 0.24%	15,300,000
10,400,000	Illinois State DFA, American College of Surgeons Proj., 0.46% (LOC: Northern Trust Company) (Note C)	10,400,000
2,495,000	Kern Water Bank Authority, Ser. B, 0.29% (LOC: Wells Fargo Bank, N.A.) (Note C)	2,495,000
720,000	Lauren Co. LLC, Ser. 2003, 0.39% (LOC: Wells Fargo Bank, N.A.) (Note C)	720,000
50,000,000	Lower Neches Valley Auth., Exxon-Mobil Proj., Ser. B, 0.24% (Note C)	50,000,000
10,000,000	Minnesota State, Office of Higher Education, Ser A, 0.30% (LOC: U.S. Bank, N.A.) (Note C)	10,000,000
10,300,000	Missouri State HEFA, Health Care Proj., Ser. E, 0.23% (LOC: PNC Bank, N.A.) (Note C)	10,300,000
42,465,000	New Jersey State EDA, Facilities Constr. Proj., Ser. R-1, 0.25% (LOC: Bank of Nova Scotia) (Note C)	42,465,000
2,620,000	New York State HFA, Dekalb Ace Proj., Ser. B, 0.26% (LOC: Wachovia Bank, N.A.) (Note C)	2,620,000
21,000,000	New York State, Liberty Dev. Auth., World Trade Ctr. Proj., Ser. A-1, 0.32% (LOC: Bank of New York, N.A.) (Note C)	21,000,000
59,220,000	NYC Municiple Water Finance, 2nd Gen Resolution Proj., Ser. AA-1, 0.27%	59,220,000
1,300,000	PCP Investors LLC, Ser. 2003, 0.29% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,300,000
7,075,000	Riddle Memorial Hospital Healthcare Center III Association, Ser. 2003, 0.29% (LOC: PNC Bank, N.A.) (Note C)	7,075,000
49,000,000	Sacramento, TECP, 0.26%, due 2/4/11	49,000,000
11,500,000	Texas State GO, Veterans Hsg. Proj., 0.28% (Note C)	11,500,000
27,000,000	University of California, TECP, 0.27% due 5/6/11	27,000,000
44,000,000	University of Texas, TECP, 0.28% , due 5/20/11	44,000,000
42,000,000	University of Texas, TECP, 0.28%, due 5/9/11	42,000,000
20,965,000	Valdez, Alaska Marine Term Rev. Bonds, Exxon Mobil Pipeline Co. Proj., 0.22%	20,965,000
16,000,000	Wayne Cnty., Detroit Met Wayne Apartments, Ser. E-2, 0.29%	16,000,000
1,500,000	Westgate Investment Fund, 0.29% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,500,000
		662,465,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE
	U.S. GOVERNMENT AGENCY OBLIGATIONS—7.9%
$50,000,000	Fannie Mae Discount Notes, 0.13%, due 2/2/11 (Notes B, E)	$49,999,819
70,000,000	Fannie Mae Discount Notes, 0.16%, due 3/23/11 (Notes B, E)	69,984,444
50,000,000	Fannie Mae Discount Notes, 0.19%, due 7/20/11 (Notes B, E)	49,956,576
2,000,000	Federal Home Loan Bank, 0.95%, due 2/3/11	2,000,084
72,000,000	Federal Home Loan Bank, 0.17%, due 5/16/11	71,995,768
55,000,000	Federal Home Loan Bank, 0.20%, due 5/26/11	54,985,982
35,000,000	Federal Home Loan Bank, 0.35%, due 6/1/11	35,002,329
53,000,000	Federal Home Loan Bank, 0.31%, due 7/29/11	53,000,000
25,000,000	Freddie Mac, 0.33%, due 2/14/11 (Note E)	25,001,300
35,000,000	Freddie Mac Discount Notes, 0.12%, due 2/15/11 (Notes B, E)	34,998,367
29,000,000	Freddie Mac Discount Notes, 0.13%, due 2/24/11 (Notes B, E)	28,997,684
		475,922,353

	CORPORATE OBLIGATIONS

	BANKS—2.0%
40,000,000	Wachovia Corp, 0.43%, due 10/15/11 (Note A)	40,037,202
20,142,000	Wells Fargo & Co., 6.45%, due 2/1/11	20,142,000
11,362,000	Wells Fargo & Co. MTN, 0.94%, due 8/29/11 (Note A)	11,405,001
50,000,000	Wells Fargo & Co., 0.39%, due 1/24/12 (Note A)	50,044,500
		121,628,703

	DOMESTIC/FOREIGN BANK SUPPORTED—0.4%
24,590,000	Academy of the New Church, 0.29% (Note A)	24,590,000

	FINANCIALS—0.8%
49,000,000	Toyota Motor Credit Corp. MTN, 0.38%, due 1/12/12 (Note A)	49,000,000

	TOTAL CORPORATE OBLIGATIONS—3.2%	195,218,703

	REGIONAL GOVERNMENT OBLIGATIONS—7.0%
49,000,000	Export Development Canada, 2.63%	49,139,357
74,000,000	Hydro-Quebec, 6.30%, due 5/11/11 (Note A)	75,182,449
44,315,000	International Bank for Reconstruction & Development, 0.48%, due 3/4/11 (Note A)	44,325,897
48,000,000	International Bank for Reconstruction & Development, 0.31%, due 7/13/11 (Note A)	48,010,830
40,000,000	Province of Manitoba Canada MTN, 0.18%, due 2/22/11 (Note A)	39,996,238
124,000,000	Province of Ontario Canada, 2.75%, due 2/22/11 (Note A)	124,141,479
40,716,000	Province of Ontario Canada, 2.63%, due 1/20/12 (Note A)	41,592,522
		422,388,772

	U.S. TREASURY OBLIGATIONS—2.4%
100,000,000	U.S. Treasury Note, 4.63%, due 8/31/11	102,520,786
40,000,000	U.S. Treasury Note, 1.00%, due 8/31/11	40,165,028
		142,685,814

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE
	REPURCHASE AGREEMENTS
$325,000,000	Barclays Capital, Inc.
	•0.21% dated 1/31/11, due 2/1/11 in the amount of $325,001,896
	•fully collateralized by U.S. Treasury Notes, coupon range 1.88%-3.00%
	maturity range 2/28/14-2/28/17, value $331,500,021	$325,000,000

273,445,000	Deutsche Bank Securities Inc.
	•0.21% dated 1/31/11, due 2/1/11 in the amount of $273,446,595
	•fully collateralized by various U.S. government obligations, coupon range 0.63%-6.25%
	maturity range 2/1/11-2/13/17, value $278,914,788	273,445,000

315,000,000	RBC Capital Markets Corp.
	•0.21% dated 1/31/11, due 2/1/11 in the amount of $315,001,838
	•fully collateralized by various U.S. government obligations, coupon range 0.00%-3.65%
	maturity range 4/25/11-12/21/20, value $321,300,147	315,000,000

	TOTAL REPURCHASE AGREEMENTS—15.1%	913,445,000

	TOTAL INVESTMENTS (Cost $6,065,068,493)†—100.4%	6,065,068,493

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.4%)	(18,697,515)

	NET ASSETS—100.0%	$6,046,370,978

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Variable rate securities. The rates shown is the current rate on January 31, 2011. Date shown represents the next interest reset date.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.
The rate shown is the current rate on January 31, 2011.

(D)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2011, the securities amounted to $735,184,661 or 12.2% of net assets. These securities have been deemed liquid by the Board of Directors.

(E)
On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

DFA	Development Finance Authority
EDA	Economic Development Authority
EFA	Educational Finance Authority
GO	General Obligation
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MFH	Multi-Family Housing
MTN	Medium Term Note
PCFA	Pollution Control Finance Authority
TECP	Tax-Exempt Commercial Paper

As of January 31, 2011, all the investments are classified as Level 2. For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—11.4%
$24,000,000	Discount Notes, 0.13%, due 2/2/11 (Notes B, C)	$23,999,913
43,550,000	Discount Notes, 0.15%, due 3/16/11 (Notes B, C)	43,542,197
30,000,000	Discount Notes, 0.18%, due 5/2/11 (Notes B, C)	29,986,500
30,000,000	Discount Notes, 0.19%, due 7/20/11 (Notes B, C)	29,973,946
22,530,000	Notes, 5.13%, due 4/15/11 (Note C)	22,753,617
25,000,000	Notes, 0.16%, due 7/27/11 (Notes A, C)	24,995,149
		175,251,322

	FEDERAL FARM CREDIT BANK—10.0%
38,000,000	Notes, 0.16%, due 5/16/11 (Note A)	38,000,000
25,000,000	Notes, 0.22%, due 5/23/11 (Note A)	25,000,000
20,000,000	Notes, 0.27%, due 9/16/11 (Note A)	20,000,000
50,000,000	Notes, 0.22%, due 9/20/11 (Note A)	50,000,000
20,000,000	Notes, 0.24%, due 10/26/11 (Note A)	20,000,000
		153,000,000

	FEDERAL HOME LOAN BANK—24.7%
37,560,000	Discount Notes, 0.13%, due 2/2/11 (Note B)	37,559,864
25,000,000	Discount Notes, 0.12%, due 2/25/11 (Note B)	24,998,000
8,985,000	Notes, 2.63%, due 5/20/11	9,046,255
15,000,000	Notes, 0.20%, due 5/26/11 (Note A)	14,996,177
25,000,000	Notes, 0.27%, due 5/27/11 (Note A)	24,996,771
10,000,000	Notes, 0.35%, due 6/1/11 (Note A)	10,000,666
20,000,000	Notes, 0.20%, due 7/25/11	19,997,973
40,000,000	Notes, 0.31%, due 7/29/11 (Note A)	40,000,000
46,000,000	Notes, 0.17%, due 8/12/11 (Note A)	45,987,754
15,000,000	Notes, 5.38%, due 8/19/11	15,422,929
50,000,000	Notes, 0.27%, due 10/13/11 (Note A)	50,015,471
25,000,000	Notes, 0.25%, due 10/21/11 (Note A)	25,001,934
30,000,000	Notes, 0.27%, due 1/19/12 (Note A)	30,000,000
30,000,000	Notes, 0.27%, due 1/24/12 (Note A)	30,000,000
		378,023,794

	FREDDIE MAC—24.6%
125,000,000	Discount Notes, 0.13%, due 2/15/11 (Notes B, C)	124,993,856
35,000,000	Discount Notes, 0.13%, due 2/24/11 (Notes B, C)	34,997,205
50,000,000	Discount Notes, 0.14%, due 2/25/11 (Notes B, C)	49,995,333
10,000,000	Discount Notes, 0.13%, due 2/28/11 (Notes B, C)	9,999,025
33,000,000	Discount Notes, 0.22%, due 6/22/11 (Notes B, C)	32,971,565
50,000,000	Notes, 0.33%, due 2/14/11 (Notes A, C)	50,002,600
47,940,000	Notes, 0.35%, due 4/7/11 (Notes A, C)	47,948,485
25,000,000	Notes, 2.75%, due 4/11/11 (Notes C)	25,121,608
		376,029,677

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—70.7%	1,082,304,793

	U.S. TREASURY OBLIGATIONS—4.6%
40,000,000	U.S. Treasury Note, 4.63%, due 8/31/11	41,008,314
30,000,000	U.S. Treasury Note, 1.00%, due 8/31/11	30,123,771
		71,132,085

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE
	REPURCHASE AGREEMENTS—24.2%
$150,000,000	Barclays Capital Inc.
	• 0.21% dated 1/31/11, due 2/1/11 in the amount of $150,000,875
	• fully collateralized by U.S. Treasury Notes, coupon range 1.50%-3.13%
	maturity range 9/30/13-12/31/13, value $153,000,100	$150,000,000

95,389,000	Deutsche Bank Securities Inc.
	• 0.21% dated 1/31/11, due 2/1/11 in the amount of $95,389,556
	• fully collateralized by Fannie Mae and Freddie Mac obligations, coupon 0.00%
	maturity range 3/22/11-4/21/11, value $97,297,207	95,389,000

125,000,000	RBC Capital Markets Corp.
	• 0.21% dated 1/31/11, due 2/1/11 in the amount of $125,000,729
	• fully collateralized by various U.S. government obligations, coupon range 0.00%-4.88%
	maturity range 8/24/15-4/15/26, value $127,500,886	125,000,000
		370,389,000

	TOTAL INVESTMENTS (Cost $1,523,825,878)† —99.5%	1,523,825,878

	OTHER ASSETS AND LIABILITIES, NET—0.5%	7,035,775

	NET ASSETS—100.0%	$1,530,861,653

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Variable rate securities. The rates shown is the current rate on January 31, 2011. Date shown represents the next interest reset date.

(B)	The rate shown is the effective yield at time of purchase.

(C)
On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

As of January 31, 2011, all the investments are classified as Level 2. For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—0.8%
$1,900,000	Infirmary Health Sys. Spcl. Care Facs. Rev. Bonds (Health Sys. Inc Proj.) Ser. B, 0.26% (LOC: Deutsche Bank AG) (Note A)	$1,900,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 0.52% (LOC: U.S. Bank, N.A.) (Note A)	4,650,000
		6,550,000

	ARIZONA—1.7%
12,870,000	Coconino Cnty. Rev. Bonds 0.29% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	12,870,000

	CALIFORNIA—11.8%
12,000,000	Dev. Rev. Bonds (Childrens Hospital Proj.) Ser. D, 0.23% (LOC: Bank of Montreal) (Note A)	12,000,000
13,000,000	Dev. Auth. Gas Rev. Bonds, 0.28%	13,000,000
11,600,000	Economic Recovery, Ser. C-11, 0.25% (LOC: BNP Paribas) (Note A)	11,600,000
18,160,000	HFA Rev. Bonds, MFH, Ser. B, 0.27% (TCLF: Fannie Mae; Freddie Mac) (Notes A, B)	18,160,000
2,000,000	Infrastructure Rev. Bonds (Los Angeles Museum Proj.) Ser. A, 0.24% (Wells Fargo Bank N.A.) (Note A)	2,000,000
440,000	PCFA Rev. Bonds, Ser. C, 0.26% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	440,000
15,500,000	Sacramento TECP, 0.27%, due 6/2/11 (LOC: Bank of New York Mellon (The))	15,500,000
7,100,000	San Francisco (City & County), Airports Comm. Auth. Rev. Bonds, Ser. A-1, 0.27% (LOC: JPMorgan Chase & Co.) (Note A)	7,100,000
11,000,000	Tobacco Securitization Auth. Rev. Bonds, Ser. A, 5.38% (Note B)	11,186,319
		90,986,319

	COLORADO—1.5%
1,055,000	Boulder Hsg. Auth. Rev. Bonds (Broadway East Apts.) 0.39% (LOC: U.S. Bank, N.A.) (Note A)	1,055,000
3,900,000	Health Facs. Auth. Rev. Bonds (Exempla Inc. Proj.) 0.24% (LOC: U.S. Bank, N.A.) (Note A)	3,900,000
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.) 0.34% (LOC: U.S. Bank, N.A.) (Note A)	2,000,000
4,000,000	HFA Rev. Bonds (Single Family Proj.) 0.30% (LOC: Fannie Mae) (Notes A, B)	4,000,000
800,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.) 0.46% (LOC: Wells Fargo Bank, N.A.) (Note A)	800,000
		11,755,000

	CONNECTICUT—1.4%
8,690,000	HEFA Rev. Bonds, TECP (Yale University) Ser. X-2, 0.22%, due 2/22/11	8,690,000
2,500,000	HEFA Rev. Bonds, TECP (Yale University) Ser. Y-3, 0.22%, due 2/22/11	2,500,000
		11,190,000

	FLORIDA—2.5%
7,025,000	Alachua Cnty., HFA Rev. Bonds (Brookside Apts. Proj.) 0.32% (LOC: Fannie Mae) (Notes A, B)	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 0.32% (LOC: Fannie Mae) (Notes A, B)	2,500,000
9,550,000	Miami-Dade Cnty., IDA Rev. Bond, 0.36% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	9,550,000
		19,075,000

	GEORGIA—2.6%
4,400,000	Douglas Cnty. Dev. Auth. Rev. Bonds (Pandosia LLC Proj.) Ser. A, 0.36% (LOC: Wells Fargo Bank, N.A.) (Note A)	4,400,000
16,000,000	Main Street National Gas Rev. Bonds, Ser. A, 0.29% (Note A)	16,000,000
		20,400,000

	IDAHO—0.6%
4,500,000	Idaho State TANS, 2.00%, due 6/30/11	4,529,086

	ILLINOIS—3.9%
16,918,000	Educ. Facs. Auth. TECP, 0.30%, due 5/5/11 (LOC: JPMorgan Chase Bank, N.A.)	16,918,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Foundation Proj.) Ser. B, 0.23% (LOC: Northern Trust Company) (Note A)	1,800,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Foundation Proj.) Ser. C, 0.22% (LOC: Northern Trust Company) (Note A)	1,800,000
3,600,000	Fin. Auth. Rev. Bonds (Rush Univ. Med. Ctr. Proj.) Ser. A, 0.28% (LOC: Northern Trust Company) (Note A)	3,600,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 0.43% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2,100,000
3,630,000	Oswego IDRB (Griffith Labs. Proj.) 0.46% (LOC: Wells Fargo Bank, N.A.) (Note A)	3,630,000
		29,848,000

	INDIANA—0.5%
775,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 0.49% (LOC: U.S. Bank, N.A.) (Note A)	775,000
3,000,000	Fin. Auth. Rev. Bonds (Sisters St. Francis Proj.) 0.25% (LOC: Wells Fargo Bank, N.A.) (Note A)	3,000,000
		3,775,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	IOWA—1.7%
$8,170,000	Fin. Auth. IDRB (Cone Enterprise Proj.) 0.36% (LOC: Wells Fargo Bank, N.A.) (Note A)	$8,170,000
4,000,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.) 0.29% (LOC: Wells Fargo Bank, N.A.) (Note A)	4,000,000
1,260,000	Fin. Auth. Rev. Bonds (Embria Health) 0.46% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,260,000
		13,430,000

	KENTUCKY—0.4%
3,400,000	Williamstown, League of Cities Funding Trust, Ser. B, 0.29% (LOC: U.S. Bank, N.A.) (Note A)	3,400,000

	LOUISIANA—1.2%
9,000,000	East Baton Rouge Parish, Rev. Bonds (Exxon Proj.) 0.24% (Note A)	9,000,000

	MICHIGAN—4.3%
8,205,000	HDA Rev. Bonds (Alderwood Proj.) 0.30% (LOC: FHLB) (Note A)	8,205,000
17,700,000	HDA Rev. Bonds, Ser. B, 0.32% (LOC: Fannie Mae) (Notes A, B)	17,700,000
7,000,000	Michigan State GO, Ser. A, 2.00% (Note A)	7,072,387
		32,977,387

	MINNESOTA—5.0%
1,300,000	Eden Prairie MFH Rev. Bonds, 0.38% (LOC: LaSalle Bank, N.A.) (Note A)	1,300,000
5,000,000	Office of Higher Ed. (Suppl. Student Ln. Proj.) Ser. B, 0.31% (LOC: U.S. Bank, N.A.) (Note A)	5,000,000
15,350,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 0.35% (LOC: LaSalle Bank, N.A.) (Note A)	15,350,000
11,705,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2003, 0.35% (LOC: LaSalle Bank, N.A.) (Note A)	11,705,000
5,000,000	St. Paul Hsg & Redev. Auth., Rev. Bond (Allina Health Sys. Proj.) Ser. C, 0.27% (LOC: Wells Fargo & Co.) (Note A)	5,000,000
		38,355,000

	MISSOURI—1.4%
5,000,000	Missouri State HEFA (SSM Health Care Proj.) Ser. E, 0.23% (LOC: PNC Bank, N.A.) (Note A)	5,000,000
6,000,000	St. Joseph IDRB (Heartland Regl. Med. Ctr.) Ser. A, 0.24% (LOC: U.S. Bank, N.A.) (Note A)	6,000,000
		11,000,000

	MONTANA—0.2%
1,500,000	Forsyth PCR Bonds (Pacificorp Proj.) 0.29% (LOC: BNP Paribas) (Note A)	1,500,000

	NEW JERSEY—2.2%
635,000	EDA Rev. Bonds (Accurate Box Co.) 0.41% (LOC: Wells Fargo Bank, N.A.) (Note A)	635,000
16,000,000	New Jersey State TRANS, 2.00%, due 6/23/11	16,103,973
		16,738,973

	NEW MEXICO—1.2%
5,000,000	Fin. Auth. Trans. Rev. Bonds, Sub-Ser. A-1, 0.24% (LOC: State Street Bank & Trust Co.) (Note A)	5,000,000
4,000,000	New Mexico State TRANS, 2.00%, due 6/30/11	4,027,652
		9,027,652

	NEW YORK—6.1%
2,400,000	NYC GO, Ser. F-6, 0.25% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2,400,000
7,000,000	NYC HDC Rev. Bonds (Lyric Dev Proj.) Ser. A, 0.27% (LOC: Fannie Mae) (Notes A, B)	7,000,000
20,000,000	NYC Liberty Dev. Corp. Rev. Bonds (World Trade Ctr. Proj.) Ser. A, 0.35% (Note A)	20,000,000
5,000,000	Nassau Health Care Corp., Ser. D-1, 0.24% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	5,000,000
5,000,000	New York State TECP, 0.29%, due 2/10/11	5,000,000
8,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.29%, due 3/1/11 (LOC: JPMorgan Chase Bank, N.A.; New York State Power Authority; Wells Fargo Bank N.A.; Bank of Nova Scotia; Bank of New York Mellon, NY; State Street Bank & Trust Co.)	8,000,000
		47,400,000

	NEVADA—1.0%
7,650,000	Truckee Meadows TECP, 0.27%, due 2/17/11 (LOC: Lloyds TSB Bank PLC)	7,650,000

	OHIO—0.9%
6,800,000	Allen Cnty. Ohio Hosp. Facs., Rev. Bonds (Catholic Healthcare Proj.) Ser. D, 0.30% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	6,800,000

	OKLAHOMA—2.1%
16,000,000	Oklahoma Cty. TECP, 0.28%, due 2/9/11 (LOC: State Street Bank & Trust Co.)	16,000,000

	OREGON—4.0%
31,000,000	Oregon State TANS, 2.00%, due 6/30/11	31,211,550

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	PENNSYLVANIA—4.6%
$4,000,000	Allegheny Cnty., Hospital Dev. Auth. Rev. Bonds (Univ. Pitts. Med. Ctr. Proj.) Ser. B-1, 0.24% (LOC: Deutsche Bank AG) (Note A)	$4,000,000
7,500,000	Allegheny Cnty., Hospital Dev. Auth. Rev. Bonds (Univ. Pitts. Med. Ctr. Proj.) Ser. C, 0.22% (LOC: PNC Bank, N.A.) (Note A)	7,500,000
6,300,000	Berks Cnty., Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.) Ser. A-4, 0.29% (Note A)	6,300,000
9,800,000	Berks Cnty., Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.) Ser. A-5, 0.49% (Note A)	9,800,000
7,875,000	Philadelphia Gas Works Rev. Bonds, Ser. E, 0.28% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	7,875,000
		35,475,000

	TEXAS—13.0%
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 0.31% (LOC: Fannie Mae) (Notes A, B)	6,000,000
10,000,000	Greater East Higher Ed. Rev. Bonds, 0.29% (LOC: State Street Bank & Trust Co.) (Note A)	10,000,000
10,000,000	Greater East Higher Ed. Rev. Bonds, Ser B, 0.29% (LOC: State Street Bank & Trust Co.) (Note A)	10,000,000
8,000,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Exxon Mobil Proj.) Ser. B, 0.24% (Note A)	8,000,000
16,100,000	Lower Neches Valley Auth. Rev. Bonds (Exxon Mobil Proj.) 0.21% (Note A)	16,100,000
3,535,000	Lower Neches Valley Auth. Rev. Bonds (Exxon Mobil Proj.) Sub-Ser. B-3, 0.24% (Note A)	3,535,000
10,995,000	State of Texas GO (Veterans Proj.) Ser. C, 0.28% (Note A)	10,995,000
31,000,000	State of Texas TRANS, 2.00%, due 8/31/11	31,297,273
5,000,000	University of Texas (Perm. Univ. Funding Sys. Proj.) Ser. A, 0.20% (Note A)	5,000,000
		100,927,273

	UTAH—1.3%
8,235,000	MFH Rev. Bonds (Pointe Apts. Proj.) 0.39% (LOC: U.S. Bank, N.A.) (Note A)	8,235,000
1,960,000	Park City Rev. Bonds (Ski & Snowboard Assoc.) 0.29% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,960,000
		10,195,000

	VARIOUS STATES—7.3%
10,147,016	Freddie Mac MFC Rev. Bonds, 0.35% (Note A)	10,147,016
26,506,564	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.35% (Note A)	26,506,564
19,774,938	Freddie Mac MFC Rev. Bonds, Ser. M002, 0.35% (Note A)	19,774,938
		56,428,518
	VERMONT—1.7%
13,500,000	Vermont State, Student Assistance Rev. Bonds, Ser B-1, 0.27% (LOC: Bank of New York Mellon (The)) (Note A)	13,500,000

	VIRGINIA—2.7%
5,320,000	Norfolk IDA, Sentara Health System TECP, 0.26%, due 2/16/11	5,320,000
15,500,000	Norfolk IDA, Sentara Health System TECP, 0.27%, due 3/7/11	15,500,000
		20,820,000

	WASHINGTON—4.9%
300,000	EDA Rev. Bonds (Seadrunar Proj.) 0.29% (LOC: U.S. Bank, N.A.) (Note A)	300,000
9,320,000	HFC Rev. Bonds (Boardwalk Apt. Proj.) Ser. A, 0.32% (LOC: Fannie Mae) (Notes A, B)	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 0.32% (LOC: Fannie Mae) (Notes A, B)	6,200,000
6,365,000	HFC Rev. Bonds (Eagle's Landing Apt. Proj.) 0.32% (LOC: Fannie Mae) (Notes A, B)	6,365,000
1,600,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 0.31% (LOC: U.S. Bank, N.A.) (Note A)	1,600,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 0.32% (LOC: Fannie Mae) (Notes A, B)	2,000,000
4,700,000	HFC Rev. Bonds (Olympics Place Proj.) 0.32% (LOC: U.S. Bank N.A.) (Note A)	4,700,000
2,250,000	HFC Rev. Bonds (Oxford Square Apt. Proj.) Ser. A, 0.31% (LOC: U.S. Bank, N.A.) (Note A)	2,250,000
4,620,000	HFC Rev. Bonds (Woodlands Apt. Proj.) Ser. A, 0.33% (LOC: Fannie Mae) (Notes A, B)	4,620,000
800,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 0.31% (LOC: U.S. Bank, N.A.) (Note A)	800,000
		38,155,000

	WISCONSIN—3.3%
1,000,000	State of Wisconsin, TECP, 0.32%, due 3/8/11	1,000,000
500,000	State of Wisconsin, TECP, 0.30%, due 4/8/11	500,000
24,000,000	State of Wisconsin, TANS, 2.00%, due 6/15/11	24,131,404
		25,631,404

	WYOMING—3.1%
1,200,000	Lincoln Cnty. (Exxon Proj.) Ser. A, 0.22% (Note A)	1,200,000
15,000,000	Student Loan Auth., Ser. A-2, 0.29% (LOC: Royal Bank of Canada) (Note A)	15,000,000
8,000,000	Sweetwater Cnty., TECP, 0.26%, due 2/3/11 (LOC: Barclays Bank PLC)	8,000,000
		24,200,000

	TOTAL MUNICIPAL OBLIGATIONS (cost $780,801,162)†—100.9%	780,801,162

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.9%)	(7,281,936)

	NET ASSETS—100.0%	$773,519,226

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on January 31, 2011.

(B)
On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

DFA	Developmental Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
FHLB	Federal Home Loan Bank
GO	General Obligation
HDA	Housing Development Authority
HDC	Housing Development Corporation
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
PCFA	Pollution Control Finance Authority
PCR	Pollution Control Revenue Bond
TANS	Tax Anticipation Notes
TCLF	Temporary Credit Liquidity Facility
TECP	Tax-Exempt Commercial Paper
TRANS	Tax & Revenue Anticipation Notes

As of January 31, 2011, all the investments are classified as Level 2. For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—98.6%
$6,360,000	ABAG Fin. Auth. for Nonprofit Corps. (Pt. Loma Nazarene) 0.24% (LOC: Wells Fargo Bank, N.A.) (Note A)	$6,360,000
15,600,000	Educational Facilities (CA Institute of Technology) Ser. B, 0.23% (Note A)	15,600,000
8,900,000	Educational Facilities TECP, 0.27%, due 2/23/11	8,900,010
24,830,024	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.34% (LOC: Freddie Mac) (Notes A, B, C)	24,830,024
10,168,924	Freddie Mac MFC Rev. Bonds, Ser. M007, 0.35% (LOC: Freddie Mac) (Notes A, B, C)	10,168,924
5,000,000	GO Bonds, Ser. A-3, 0.25% (LOC: Bank of Montreal) (Note A)	5,000,000
6,950,000	GO Bonds (Kindergarten Proj.) Ser. A2, 0.24% (LOC: State Street Bank & Trust Co.) (Note A)	6,950,000
9,000,000	GO Bonds (Kindergarten Proj.) Ser. A3, 0.26% (LOC: State Street Bank & Trust Co.) (Note A)	9,000,000
3,180,000	Health Facilities Auth. Rev. Bonds (Adventist Health Sys. Proj.) Ser. B, 0.24% (LOC: U.S. Bank, N.A.) (Note A)	3,180,000
8,100,000	Health Facilities Auth. Rev. Bonds (Childrens Hospital Sys. Proj.) Ser. C, 0.26% (LOC: U.S. Bank, N.A.) (Note A)	8,100,000
6,000,000	Health Facilities Auth. Rev. Bonds (Scripps Health Sys. Proj.) Ser. C, 0.21% (LOC: Barclays Bank PLC) (Note A)	6,000,000
4,900,000	HFA Rev. Bonds, MFH, Ser. A, 0.26% (LOC: Fannie Mae) (Notes A, C)	4,900,000
6,100,000	HFA Rev. Bonds, MFH, Ser. B, 0.27% (LOC: Fannie Mae) (Notes A, C)	6,100,000
3,000,000	HFA Rev. Bonds, MFH, Ser. E, 0.27% (LOC: Fannie Mae) (Notes A, C)	3,000,000
2,100,000	Infrastructure & EDR Bonds (J Paul Getty Proj.) Ser. A2, 0.23% (Note A)	2,100,000
1,900,000	Infrastructure & EDR Bonds (J Paul Getty Proj.) Ser. B, 0.23% (Note A)	1,900,000
3,830,000	Infrastructure & EDR Bonds (J Paul Getty Proj.) Ser. B, 0.22% (Note A)	3,830,000
2,800,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 0.33% (LOC: Wells Fargo Bank, N.A.) (Note A)	2,800,000
955,000	Infrastructure & EDR Bonds, Ser. A, 0.44% (LOC: Wells Fargo Bank, N.A.) (Note A)	955,000
1,037,000	Irvine Assessment District No. 94-13 (Oak Creek) Special Assessment Bonds, Ser. 1997, 0.28% (LOC: State Street Bank & Trust Co.) (Note A)	1,037,000
7,500,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 0.30% (LOC: Fannie Mae) (Notes A, C)	7,500,000
1,900,000	Long Beach Cty. TECP, 0.28%, due 5/13/11 (LOC: JPMorgan Chase Bank, N.A.)	1,900,000
2,000,000	Los Angeles Wastewater Sys. Rev. Bonds, Ser B, 0.23% (LOC: JPMorgan Chase Bank, N.A.)	2,000,000
1,530,000	Muni. Fin. Auth. Rev. Bonds (Goodwill Inds.-Orange Cnty.) 0.34%, (LOC: Wells Fargo Bank, N.A.) (Note A)	1,530,000
2,400,000	Muni. Fin. Auth. Rev. Bonds (La Sierra Univ. Proj.) Ser. A, 0.24%, (LOC: Wells Fargo Bank, N.A.) (Note A)	2,400,000
3,500,000	Muni. Fin. Auth. Rev. Bonds (La Sierra Univ. Proj.) Ser. B, 0.24%, (LOC: Wells Fargo Bank, N.A.) (Note A)	3,500,000
1,500,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) 0.24% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	1,500,000
1,600,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. B, 0.29% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	1,600,000
11,000,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.30%, due 2/8/11	11,000,000
7,500,000	Sacramento TECP, 0.27%, due 6/2/11	7,500,000
3,500,000	Sacramento TECP, 0.27%, due 6/8/11	3,500,000
6,900,000	San Francisco (City & County), Airports Comm. Auth. Rev. Bonds, Ser. A-1, 0.27% (LOC: JPMorgan Chase & Co.) (Note A)	6,900,000
1,000,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (El Camino Hosp. Proj.) Ser. A, 0.26% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,000,000
500,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (Hsg. Auth. Office Proj.) Ser. A, 0.28% (LOC: U.S. Bank, N.A.) (Note A)	500,000
7,700,000	Santa Cruz Cnty. Hsg. Auth. Rev. Bonds (Paloma Del Mar Apts. Proj.) Ser. A, 0.41% (LOC: Wells Fargo Bank, N.A.) (Note A)	7,700,000
12,000,000	Statewide CDA Rev. Bonds, 0.28% (Note A)	12,000,000
10,000,000	Statewide CDA Rev. Bonds (Childrens Hospital Proj.) 0.23% (LOC: Bank of Montreal) (Note A)	10,000,000
5,000,000	ABAG Fin. Auth. for Nonprofit Corps. (Pt Loma Nazarene) 0.24% (LOC: Wells Fargo Bank, N.A.) (Note A)	5,000,000
9,600,000	Statewide CDA Rev. Bonds (Coventry Place Apts. Proj.) 0.30% (LOC: Fannie Mae) (Notes A, C)	9,600,000
2,605,000	Statewide CDA Rev. Bonds (Masters College Proj.) 0.28% (LOC: U.S. Bank, N.A.) (Note A)	2,605,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts. Proj.) 0.29% (LOC: Fannie Mae) (Notes A, C)	3,600,000
8,000,000	Tobacco Securitization Auth. Rev. Bonds, Ser A, 5.38% (Note C)	8,135,505
12,500,000	Ventura Cty. TECP, 0.32%, due 4/7/11	12,500,000
8,500,000	University of California TECP, 0.29%, due 3/3/11	8,500,000
8,000,000	University of California TECP, 0.27%, due 5/6/11	8,000,000
1,300,000	Whittier Health Facilities Auth. Rev. Bonds (Presb. Inter-Comm. Proj.) Ser. A, 0.24% (LOC: U.S. Bank, N.A.) (Note A)	1,300,000
3,500,000	Whittier Health Facilities Auth. Rev. Bonds (Presb. Inter-Comm. Proj.) Ser. B, 0.24% (LOC: U.S. Bank, N.A.) (Note A)	3,500,000
		275,481,463

	TOTAL MUNICIPAL OBLIGATIONS (Cost $275,481,463)†—98.6%	275,481,463

	OTHER ASSETS AND LIABILITIES, NET—1.4%	4,023,857

	NET ASSETS—100.0%	$279,505,320

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on January 31, 2011.

(B)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2011, the securities amounted to $34,998,948 or 12.52% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)
On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

CDA	Community Development Authority
EDR	Economic Development Revenue
GO	General Obligation
HFA	Housing Finance Authority
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
PCR	Pollution Control Revenue Bond
TECP	Tax-Exempt Commercial Paper

As of January 31, 2011, all the investments are classified as Level 2. For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—99.1%
$3,400,000	Albany, IDA Rev. Bonds (South Mall Towers Proj.) Ser. A, 0.30% (LOC: Fannie Mae) (Notes A, B)	$3,400,000
6,000,000	Dorm. Auth. Rev. Bonds (Columbia University) Ser. A, 0.22% (Note A)	6,000,000
7,300,000	Dorm. Auth. Rev. Bonds (Rockefeller University) Ser. B, 0.25% (Note A)	7,300,000
1,700,000	Dutchess Cty. IDA Rev. Bonds (Marist College) Ser. A, 0.29% (LOC: JPMorgan Chase & Co.) (Note A)	1,700,000
2,230,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 0.29% (LOC: Federal Home Loan Bank) (Note A)	2,230,000
2,000,000	HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A, 0.26% (LOC: Fannie Mae) (Notes A, B)	2,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.) Ser. A, 0.28% (LOC: Fannie Mae) (Notes A, B)	3,000,000
1,000,000	HFA Rev. Bonds (240 East 39th St. Proj.) Ser. A, 0.27% (LOC: Freddie Mac) (Notes A, B)	1,000,000
6,300,000	HFA Rev. Bonds (345 East 94th St. Proj.) Ser. A, 0.28% (LOC: Freddie Mac) (Notes A, B)	6,300,000
5,400,000	HFA Rev. Bonds (345 East 94th St. Proj.) Ser. A, 0.29% (LOC: Freddie Mac) (Notes A, B)	5,400,000
5,000,000	HFA Rev. Bonds (Bower Place Proj.) Ser. A, 0.25% (LOC: Freddie Mac) (Notes A, B)	5,000,000
7,900,000	HFA Rev. Bonds (Dekalb Ace Proj.) Ser. B, 0.25% (LOC: Wachovia Bank) (Note A)	7,900,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 0.32% (LOC: Fannie Mae) (Notes A, B)	1,400,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 0.29% (LOC: Fannie Mae) (Notes A, B)	2,250,000
6,000,000	Liberty Dev. Corp. Rev. Bonds (World Trade Ctr. Proj.) Ser. A, 0.35% (Note A)	6,000,000
600,000	Long Island Power Auth. Rev. Bonds, Ser. 1-B, 0.24% (LOC: State Street Bank & Trust Co.)	600,000
2,000,000	Long Island Power Auth. TECP, 0.29%, due 4/21/11 (LOC: State Street Bank & Trust Co.)	2,000,000
4,000,000	Long Island Power Auth. TECP, 0.29%, due 4/20/11 (LOC: State Street Bank & Trust Co.)	4,000,000
850,000	Long Island Power Auth. TECP, 0.28%, due 6/15/11 (LOC: State Street Bank & Trust Co.)	850,000
600,000	Metropolitan Trans. Auth. Rev. Bonds, Ser. B-2, 0.26% (LOC: BNP Paribas)	600,000
400,000	Nassau Cty. Interim Fin. Auth. Rev. Bonds, Ser. C, 0.25% (Note A)	400,000
5,000,000	Nassau Health Care Rev. Bonds, 0.24% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	5,000,000
800,000	NYC GO Bonds, Ser. F-6, 0.25% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	800,000
3,000,000	NYC GO Bonds, Sub-Ser. E4, 0.23% (LOC: BNP Paribas) (Note A)	3,000,000
10,315,000	NYC GO Bonds, Sub-Ser. I6, 0.27% (LOC: CALSTRS) (Note A)	10,315,000
7,400,000	NYC HDC Rev. Bonds (Atlantic Court Apts.) Ser. A, 0.27% (LOC: Freddie Mac) (Notes A, B)	7,400,000
3,300,000	NYC HDC Rev. Bonds (Lyric Dev. Proj.) Ser. A, 0.27% (LOC: Fannie Mae) (Notes A, B)	3,300,000
5,000,000	NYC HDC Rev. Bonds (Nicole Proj.) Ser. A, 0.27% (LOC: Fannie Mae) (Notes A, B)	5,000,000
5,720,000	NYC IDA Rev. Bonds (MSMC Realty Corp. Proj.) 0.26% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	5,720,000
1,400,000	NYC IDA Rev. Bonds (USA Waste Services) 0.34% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	1,400,000
7,000,000	NYC Muni Wtr. Fin. Rev. Bonds (2nd Generation Res.) Ser. AA-1, 0.27% (Note A)	7,000,000
7,500,000	NYC Muni Wtr. Fin. Rev. Bonds (2nd Generation Res.) Ser. CC, 0.23% (Note A)	7,500,000
2,800,000	NYC Transitional Future Tax Secured, Ser. A, 0.26% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2,800,000
4,500,000	NY State TECP, 0.29%, due 2/10/11	4,500,000
4,000,000	NY State TECP, 0.28%, due 3/2/11	4,000,000
5,000,000	Power Authority GO Bonds, 0.29% (Note A)	5,000,000
500,000	Suffolk Cty. IDA Rev. Bonds (Touro College Proj.) 0.29% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	500,000
6,440,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. B, 0.24% (LOC: State Street Bank & Trust Co.) (Note A)	6,440,000
		149,005,000

	U.S. GOVERNMENT AGENCY OBLIGATION—3.3%
5,000,000	Freddie Mac Discount Notes, 0.04%, due 2/15/11 (Notes B, C)	4,999,767

	TOTAL INVESTMENTS (cost $154,004,767)†—102.4%	154,004,767

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(2.4%)	(3,589,314)

	NET ASSETS—100.0%	$150,415,453

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.
The rate shown is the current rate on January 31, 2011.

(B)
On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(C)	The rate shown is the effective yield at time of purchase.

CALSTRS	California State Teachers' Retirement System
GO	General Obligation
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
TECP	Tax-Exempt Commercial Paper

As of January 31, 2011, all the investments are classified as Level 2. For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET-BACKED—0.6%
$1,000,000	Old Line Funding LLC, 0.27%, due 3/7/11 (GTY: Old Line Funding LLC; Royal Bank of Canada) (Note A)	$999,745

	BANKS—12.8%
2,000,000	Australia & New Zealand Banking Group, 0.31%, due 5/9/11 (Note A)	1,998,329
1,000,000	Bank of Montreal, 0.22%, due 2/3/11	999,988
1,000,000	Bank of Montreal, 0.21%, due 2/10/11	999,948
2,000,000	Caisse Centrale Desjardins du Quebec, 0.22%, due 2/16/11 (Note A)	1,999,817
1,000,000	Caisse Centrale Desjardins du Quebec, 0.23%, due 2/25/11 (Note A)	999,847
1,000,000	Caisse Centrale Desjardins du Quebec, 0.25%, due 3/8/11 (Note A)	999,757
1,000,000	Caisse Centrale Desjardins du Quebec, 0.26%, due 4/7/11 (Note A)	999,531
1,000,000	Canadian Imperial Holdings, 0.16%, due 2/8/11	999,970
1,000,000	Commonwealth Bank of Australia, 0.24%, due 2/17/11 (Note A)	999,893
1,000,000	Commonwealth Bank of Australia, 0.28%, due 4/6/11 (Note A)	999,502
2,000,000	Commonwealth Bank of Australia, 0.26%, due 4/27/11 (Note A)	1,998,796
2,000,000	Commonwealth Bank of Australia, 0.28%, due 5/18/11 (Note A)	1,998,351
1,000,000	Commonwealth Bank of Australia, 0.32%, due 10/6/11 (Note A)	1,000,084
1,000,000	JPMorgan Chase Funding, 0.22%, due 2/22/11	999,872
2,000,000	JPMorgan Chase Funding, 0.22%, due 2/28/11	1,999,670
1,000,000	Westpac Banking Corp., NY, 0.30%, due 4/7/11 (Note A)	999,458
		20,992,813

	DOMESTIC/FOREIGN BANK SUPPORTED—4.9%
1,000,000	Hydro Quebec, 0.19%, due 3/1/11 (GTY: Quebec Province) (Note A)	999,852
2,000,000	National Australia Funding, 0.24%, due 2/23/11 (GTY: National Australia Bank) (Note A)	1,999,707
1,000,000	National Australia Funding, 0.24%, due 3/29/11 (GTY: National Australia Bank) (Note A)	999,634
1,000,000	National Australia Funding, 0.25%, due 4/12/11 (GTY: National Australia Bank) (Note A)	999,524
1,000,000	Shell International Finance, 0.50%, due 3/2/11 (GTY: Royal Dutch Shell PLC) (Note A)	999,597
1,000,000	Shell International Finance, 0.68%, due 5/5/11 (GTY: Royal Dutch Shell PLC) (Note A)	998,243
1,000,000	Shell International Finance, 0.74%, due 7/21/11 (GTY: Royal Dutch Shell PLC) (Note A)	996,553
		7,993,110

	INDUSTRIAL & OTHER COMMERCIAL PAPER—4.3%
1,000,000	General Electric Capital Corp., 0.18%, due 2/7/11	999,970
1,000,000	General Electric Capital Corp., 0.22%, due 2/11/11	999,939
1,000,000	General Electric Capital Corp., 0.22%, due 2/24/11	999,859
1,000,000	General Electric Capital Corp., 0.23%, due 4/4/11	999,604
1,000,000	General Electric Capital Corp., 0.23%, due 4/5/11	999,598
1,000,000	General Electric Capital Corp., 0.30%, due 7/11/11	998,667
1,000,000	Procter & Gamble Co., 0.17%, due 2/9/11 (Note A)	999,962
		6,997,599

	TOTAL COMMERCIAL PAPER—22.6%	36,983,267

	CERTIFICATES OF DEPOSIT—17.2%
2,000,000	Australia & New Zealand Banking Group, 0.26%, due 3/10/11	2,000,000
1,000,000	Australia & New Zealand Banking Group, 0.26%, due 9/29/11	1,000,000
1,000,000	Bank of Montreal, 0.41%, due 6/17/11	1,000,000
1,000,000	Bank of Montreal, 0.35%, due 10/24/11	1,000,000
1,000,000	Bank of Nova Scotia, 0.24%, due 4/19/11	1,000,000
2,000,000	Bank of Nova Scotia, 0.55%, due 6/17/11	2,000,000
1,000,000	Canadian Imperial Bank of Commerce, 0.25%, due 5/3/11	1,000,000
2,000,000	Canadian Imperial Bank of Commerce, 0.34%, due 7/21/11	2,000,000
1,700,000	Canadian Imperial Bank, 0.43%, due 1/17/12	1,700,000
2,000,000	Chase Bank, N.A., 0.22%, due 2/1/11	2,000,000
1,000,000	National Bank of Australia, NY, 0.24%, due 4/11/11	1,000,000
500,000	National Bank of Canada, NY, 0.27%, due 4/1/11	500,000
1,000,000	National Bank of Canada, NY, 0.35%, due 5/6/11	1,000,026
1,000,000	National Bank of Canada, NY, 0.32%, due 5/19/11	1,000,015
1,000,000	National Bank of Canada, NY, 0.39%, due 11/3/11	1,000,000
2,000,000	Royal Bank of Canada, NY, 1.05%, due 4/11/11	2,003,046
2,000,000	Royal Bank of Canada, NY, 0.42%, due 12/2/11	2,000,000
2,000,000	Royal Bank of Canada, NY, 0.39%, due 12/23/11	2,000,000
1,000,000	Royal Bank of Canada, NY, 0.36%, due 1/20/12	1,000,000
1,000,000	Westpac Banking Corp., NY, 0.34%, due 10/11/11	1,000,000
1,000,000	Westpac Banking Corp., NY, 0.41%, due 1/23/12	1,000,000
		28,203,087

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS—11.0%
$2,000,000	Fannie Mae, 0.13%, due 2/2/11 (Notes B, D)	$1,999,993
5,000,000	Fannie Mae, 0.16%, due 3/23/11 (Notes B, D)	4,998,889
2,000,000	Fannie Mae, 0.19%, due 7/20/11 (Notes B, D)	1,998,263
3,000,000	Federal Home Loan Bank, 0.17%, due 5/16/11 (Note C)	2,999,824
2,000,000	Federal Home Loan Bank, 0.20%, due 5/26/11 (Note C)	1,999,490
1,000,000	Federal Home Loan Bank, 0.35%, due 6/1/11 (Note C)	1,000,067
2,000,000	Federal Home Loan Bank, 0.31%, due 7/29/11 (Note C)	2,000,000
1,000,000	Freddie Mac, 0.13%, due 2/24/11 (Notes B, D)	999,920
		17,996,446

	MUNICIPAL OBLIGATIONS—11.0%
1,000,000	California Infrastructure & Economic Development Bank Rev.Bonds, 0.23% (Note C)	1,000,000
2,000,000	California, EFA, TECP, 0.27%, due 2/23/11	2,000,000
1,000,000	City of Sacremento, TECP, 0.26%, due 2/4/11	1,000,000
1,000,000	City of Valdez Rev. Bonds, Ser. B, (Exxon Mobil Proj.) 0.22% (Note C)	1,000,000
2,555,000	Lower Neches, Texas Valley Authority Rev.Bonds, IDC, Ser. B, (Exxon Mobil Proj.) 0.24% (Note C)	2,555,000
1,000,000	New Jersey Rev. Bonds, EDA, Ser. R-1, 0.24% (Note C)	1,000,000
2,000,000	New York City Municipal Water Finance Authority Rev. Bonds, Ser. AA-1, 0.27% (Note C)	2,000,000
1,505,000	University of California, 0.25%	1,504,833
2,000,000	University of California, 0.24% (Note B)	1,999,600
3,000,000	University of Texas, TECP, 0.28%, due 5/9/11	3,000,000
1,000,000	University of Texas, TECP, 0.28%, due 5/20/11	1,000,000
		18,059,433

	CORPORATE OBLIGATIONS

	BANKS—4.3%
6,000,000	Wells Fargo & Co., MTN, 0.94%, due 8/29/11 (Note C)	6,022,725
1,000,000	Wells Fargo Bank N.A., 6.45%, due 2/1/11	1,000,000
		7,022,725

	FINANCIALS—0.6%
1,000,000	Toyota Motor Credit Corp., MTN, 0.38%, due 1/12/12 (Note C)	1,000,000

	TOTAL CORPORATE OBLIGATIONS—4.9%	8,022,725

	U.S. TREASURY OBLIGATIONS—6.2%
5,000,000	U.S. Treasury Note, 4.63%, due 8/31/11	5,126,039
5,000,000	U.S. Treasury Note, 1.00%, due 8/31/11	5,020,627
		10,146,666

	REGIONAL GOVERNMENT OBLIGATIONS—5.5%
1,000,000	Export Development Canada, 2.63%, due 3/15/11	1,002,843
1,000,000	Hydro Quebec, 6.30%, due 5/11/11	1,016,100
2,000,000	International Bank for Reconstruction & Development, 0.48%, due 3/4/11 (Note C)	2,000,492
2,000,000	International Bank for Reconstruction & Development, 0.31%, due 7/13/11 (Note C)	2,000,451
1,000,000	Province of Ontario Canada, 2.75%, due 2/22/11	1,001,182
2,000,000	Province of Ontario Canada, MTN, 2.63%, due 1/20/12	2,043,060
		9,064,128

	REPURCHASE AGREEMENTS—22.7%
10,000,000	Barclays Capital Inc.
	• 0.21% dated 1/31/11, due 2/1/11 in the amount of $10,000,058
	• fully collateralized by a various U.S. Treasury obligations, coupon range 3.00%-4.63%,
	maturity range 9/30/16-11/15/16, value $10,200,050	10,000,000

17,228,000	Deutsche Bank Securities Inc.
	• 0.21% dated 1/31/11, due 2/1/11 in the amount of $17,228,101
	• fully collateralized by a $17,173,000 Fannie Mae, coupon rate 1.88%,
	maturity 4/20/12, value $17,573,482	17,228,000

10,000,000	RBC Capital Markets Corp.
	• 0.21% dated 1/31/11, due 2/1/11 in the amount of $10,000,058
	• fully collateralized by a various U.S. Treasury obligations, coupon range 0.00%-5.38%,
	maturity range 5/16/11-7/15/27, value $10,205,123	10,000,000
		37,228,000

	TOTAL INVESTMENTS (Cost $165,703,752)†—101.1%	165,703,752

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(1.1)%	(1,838,368)

	NET ASSETS—100.0%	$163,865,384

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2011, these securities amounted to $24,986,182 or 15.25% of net assets. These securities have been deemed liquid by the Board of Directors.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Variable rate security. The rate shown is the current rate on January 31, 2011.

(D)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

EDA	Economic Development Authority
EFA	Educational Facilities Authority
GTY	Guarantee
IDC	Industrial Development Corp.
MTN	Medium Term Note
TECP	Tax-Exempt Commercial Paper

As of January 31, 2011, all the investments are classified as Level 2. For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MUNICIPAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—1.0%
$1,000,000	Infirmary Health System, Special Care Facilities Financing Auth. Rev. Bonds, Ser. B, 0.26% (LOC: Deutsche Bank AG) (Note A)	$1,000,000

	ARIZONA—1.0%
1,000,000	Coconino County, Pollution Control Corp. Rev. Bonds, 0.29% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	1,000,000

	ARKANSAS—0.5%
500,000	City of Valdez Rev. Bonds, Ser. A, (Exxon Mobil Proj.) 0.22% (Note A)	500,000

	CALIFORNIA—19.7%
2,955,000	HEFA Rev. Bonds, Ser. L, (Stanford University) 0.22% (Note A)	2,955,000
400,000	Housing Finance Agency Rev. Bonds, Ser. F, 0.26% (LOC: Fannie Mae) (Note A)	400,000
300,000	Infrastructure & Economic Development Bank Rev. Bonds, Ser. A-2, 0.23% (Note A)	300,000
1,000,000	Infrastructure & Economic Development Bank Rev. Bonds, Ser. A, (Los Angeles Museum) 0.24% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,000,000
900,000	Pollution Control Financing Auth. Rev. Bonds, Ser. B, AMT, (Pacific Gas & Electric) 0.29% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	900,000
600,000	State of California GO, Ser. A-2, 0.24% (LOC: State Street Corp.) (Note A)	600,000
400,000	State of California GO, Ser. A-3, 0.26% (LOC: State Street Corp.) (Note A)	400,000
1,600,000	State of California TECP, 0.29%, due 3/3/11	1,600,000
500,000	Statewide Communities Development Auth. Rev. Bonds, Ser. A, (John Muir Health) 0.21% (LOC: Wells Fargo Bank, N.A.) (Note A)	500,000
1,300,000	Statewide Communities Development Auth. Rev. Bonds, (Rady Childrens Hosp.) 0.21% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,300,000
2,000,000	Sacramento Municipal Utility TECP, 0.27%, due 6/2/11 (LOC: Bank of New York Mellon (The))	2,000,000
3,000,000	Sacramento Municipal Utility TECP, 0.27%, due 6/8/11 (LOC: Bank of New York Mellon (The))	3,000,000
1,000,000	San Francisco City & County Airports Commission Rev. Bonds, Ser. A-1, AMT, 0.27% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	1,000,000
1,250,000	Tobacco Securitization Auth. of Northern California Rev. Bonds, Ser. A-5, 0.38% (Note A)	1,271,173
1,650,000	Ventura County Public Financing TECP, 0.32%, due 4/7/11	1,650,000
		18,876,173

	COLORADO—1.2%
1,135,000	Colorado HEFA Rev. Bonds, (Exempla Inc.) 0.24% (LOC: U.S. Bank, N.A.) (Note A)	1,135,000

	CONNECTICUT—0.5%
500,000	Connecticut State HEFA Rev. Bonds, Ser. V-2, (Yale University) 0.22% (Note A)	500,000

	FLORIDA—2.1%
2,000,000	Miami-Dade County, IDA Rev. Bonds, AMT, 0.36% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2,000,000

	GEORGIA—4.2%
4,000,000	Main Street Natural Gas Inc. Rev. Bonds, Ser. A, 0.29% (Note A)	4,000,000

	IDAHO—0.5%
500,000	State of Idaho, TANS, 2.00%, due 6/30/11	503,232

	ILLINOIS—6.2%
1,900,000	EFA Rev. Bonds, Ser. C, 0.22% (LOC: Northern Trust Corp.) (Note A)	1,900,000
4,000,000	HEFA TECP, 0.30%, due 5/5/11	4,000,000
		5,900,000

	IOWA—1.0%
1,000,000	Iowa Finance Auth. Rev. Bonds, (Corp. Center Assoc. Proj.) 0.29% (LOC: Wells Fargo Bank N.A.) (Note A)	1,000,000

	LOUISIANA—1.8%
1,700,000	Saint Charles Parish Rev. Bonds, Ser. B, (Shell Oil Co. Proj.) 0.26% (Note A)	1,700,000

	MICHIGAN—4.5%
2,000,000	State of Michigan GO, Ser. A, 2.00% (Note A)	2,020,682
2,300,000	Michigan State HDA Rev. Bonds, Ser. B, AMT, 0.32% (LOC: Fannie Mae) (Note A)	2,300,000
		4,320,682

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MUNICIPAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MINNESOTA—3.4%
$1,700,000	City of Eden Prairie Rev. Bonds, Ser. A, AMT, (Eden Prairie Leased) 0.38% (LOC: LaSalle Bank N.A.) (Note A)	$1,700,000
1,600,000	St. Paul & Ramsey County HDA Rev. Bonds, Ser. A, AMT, (St. Paul Leased Housing) 0.35% (LOC: LaSalle Bank, N.A.) (Note A)	1,600,000
		3,300,000

	MISSOURI—0.8%
800,000	HEFA Rev. Bonds, Ser. E, (SESM Health Care) 0.23% (LOC: PNC Bank, N.A.) (Note A)	800,000

	MONTANA—0.7%
700,000	City of Forsyth Rev. Bonds, (Pacificorp. Proj.) 0.29% (LOC: BNP Paribas) (Note A)	700,000

	NEVADA—2.1%
2,500,000	Trukee Meadows Water Auth. TECP, 0.30%, due 1/13/11 (LOC: Lloyds TSB Bank PLC)	2,000,000

	NEW JERSEY—2.1%
1,000,000	State of New Jersey, TRANS, 2.00%, due 6/23/11	2,012,997

	NEW MEXICO—1.1%
1,000,000	State of New Mexico, TRANS, 2.00%, due 6/30/11	1,006,913

	NEW YORK—9.8%
300,000	Albany IDA Rev. Bonds, Ser. A, AMT, (South Mall Towers Proj.) 0.30% (Note A) (LOC: Fannie Mae)	300,000
700,000	City of New York GO, Ser. E-4, 0.23% (LOC: BNP Paribas) (Note A)	700,000
3,000,000	New York Liberty Development Corp. Rev. Bonds, Ser. A-2, (World Trade Center Proj.) 0.35% (Note A)	3,000,000
650,000	New York City Municipal Water Rev. Bonds, Ser. AA-1, 0.27% (Note A)	650,000
2,700,000	New York City IDA Rev. Bonds, (MSMC Realty Corp.) 0.26% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2,700,000
100,000	New York State HFA Rev. Bonds, AMT, (Union Square South) 0.27% (Note A) (LOC: Fannie Mae)	100,000
1,300,000	New York Power Auth. GO, 0.29% (Note A)	1,300,000
500,000	New York State Dormitory Auth. Rev. Bonds, Ser. B, (Rockefeller University) 0.25% (Note A)	500,000
100,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. B, 0.24% (LOC: State Street Corp.) (Note A)	100,000
		9,350,000

	OKLAHOMA—2.1%
2,000,000	Oklahoma City Water Utility TECP, 0.28%, due 2/9/11 (LOC: State Street Corp.)	2,000,000

	OREGON—4.2%
4,000,000	State of Oregon, Ser. A, TANS 2.00%, due 6/30/11	4,027,360

	PENNSYLVANIA—4.7%
2,000,000	Allegheny County Hosp. Dev. Auth. Rev. Bonds, Ser. B-1, (University of Pittsburgh) 0.24% (LOC: Deutsche Bank AG) (Note A)	2,000,000
1,000,000	Allegheny County Hosp. Dev. Auth. Rev. Bonds, Ser. C, (University of Pittsburgh) 0.22% (LOC: PNC Bank, N.A.) (Note A)	1,000,000
1,500,000	Berks County Municipal Auth. Rev. Bonds, Ser. A-4, (Reading Hospital) 0.29% (Note A)	1,500,000
		4,500,000

	RHODE ISLAND—0.5%
500,000	Rhode Island Industrial Facilities Corp Rev. Bonds, (Exxon Mobil Proj.) 0.22% (Note A)	500,000

	TEXAS—10.4%
650,000	Greater Texas Foundation Rev. Bonds, Ser. B, AMT, 0.29% (LOC: State Street Corp.) (Note A)	650,000
2,300,000	Lower Neches Valley Auth. IDA Rev. Bonds, Ser. B-3, AMT, (Exxon Mobil Proj.) 0.24% (Note A)	2,300,000
4,000,000	Texas State GO, Ser. C, 0.28% (Note A)	4,000,000
3,000,000	Texas Public Fin Auth. TECP, 0.27%, due 2/8/11	3,000,000
		9,950,000

	UTAH—4.2%
2,300,000	City of Park City Rev. Bonds, (U.S. Ski & Snowboard Association) 0.29% (LOC: Wells Fargo Bank, N.A.) (Note A)	2,300,000
1,700,000	Utah Housing Corp Rev. Bonds, AMT, (Hsg. Pointe Apts. Proj.) 0.39% (LOC: U.S. Bank N.A.) (Note A)	1,700,000
		4,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MUNICIPAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	VIRGINIA—3.1%
$1,000,000	Norfolk IDA TECP (Sentra HealthCare), 0.26%, due 2/16/11	$1,000,000
2,000,000	Norfolk IDA TECP (Sentra HealthCare), 0.27%, due 3/7/11	2,000,000
		3,000,000

	WASHINGTON—2.8%
2,700,000	Washington State Housing Finance Commission Rev. Bonds, Ser. A, AMT, (Olympic Place Apartments Proj.) 0.32% (LOC: U.S. Bank, N.A.) (Note A)	2,700,000

	WISCONSIN—1.0%
1,000,000	State of Wisconsin, TANS, 2.00%, due 6/15/11	1,005,475

	WYOMING—3.7%
1,000,000	County of Lincoln Rev. Bonds, (Pacificorp. Proj.) 0.34% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,000,000
2,500,000	Sweetwater County TECP, 0.26%, due 2/3/11	2,500,000
		3,500,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $96,787,832)†—100.9%	96,787,832

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.9)%	(904,875)

	NET ASSETS—100.0%	$95,882,957

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on January 31, 2011.

AMT	Alternative Minimum Tax (Subject to)
EFA	Educational Facilities Authority
GO	General Obligation
HDA	Housing Development Authority
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
TECP	Tax-Exempt Commercial Paper
TANS	Tax Anticipation Notes
TRANS	Tax & Revenue Anticipation Notes

As of January 31, 2011, all the investments are classified as Level 2. For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL U.S. GOVERNMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—15.5%
$24,000,000	Discount Notes, 0.13%, due 2/2/11 (Notes A,C)	$23,999,913
35,000,000	Discount Notes, 0.15%, due 3/16/11 (Notes A,C)	34,993,729
20,000,000	Discount Notes, 0.18%, due 5/2/11 (Notes A,C)	19,991,000
8,000,000	Discount Notes, 0.19%, due 7/20/11 (Notes A,C)	7,993,052
20,000,000	Notes, 5.13%, due 4/15/11 (Note A)	20,198,506
25,000,000	Notes, 0.16%, due 7/27/11 (Notes A, B)	24,995,149
		132,171,349

	FEDERAL FARM CREDIT BANK—11.4%
17,000,000	Notes, 0.16%, due 5/16/11 (Note B)	17,000,000
25,000,000	Notes, 0.22%, due 5/23/11 (Note B)	25,000,000
10,000,000	Notes, 0.27%, due 9/16/11 (Note B)	10,000,000
25,000,000	Notes, 0.22%, due 9/20/11 (Note B)	25,000,000
20,000,000	Notes, 0.24%, due 10/26/11 (Note B)	20,000,000
		97,000,000

	FEDERAL HOME LOAN BANK—31.0%
30,000,000	Discount Notes, 0.13%, due 2/2/11 (Note C)	29,999,892
25,000,000	Discount Notes, 0.12%, due 2/25/11 (Note C)	24,998,000
10,000,000	Notes, 2.63%, due 5/20/11	10,068,175
8,000,000	Notes, 0.20%, due 5/26/11 (Note B)	7,997,961
12,300,000	Notes, 0.27%, due 5/27/11 (Note B)	12,298,411
4,000,000	Notes, 0.35%, due 6/1/11 (Note B)	4,000,266
10,000,000	Notes, 0.20%, due 7/25/11	9,998,986
5,000,000	Notes, 0.31%, due 7/29/11 (Note B)	5,000,000
32,055,000	Notes, 0.17%, due 8/12/11 (Note B)	32,046,465
10,000,000	Notes, 5.38%, due 8/19/11	10,281,953
22,700,000	Notes, 0.21%, due 9/15/11 (Note B)	22,700,000
50,000,000	Notes, 0.27%, due 10/13/11 (Note B)	50,015,471
25,000,000	Notes, 0.25%, due 10/21/11 (Note B)	25,001,934
20,000,000	Notes, 0.27%, due 1/19/12 (Note B)	20,000,000
		264,407,514

	FREDDIE MAC—22.8%
55,000,000	Discount Notes, 0.14%, due 2/15/11 (Notes A,C)	54,997,122
35,000,000	Discount Notes, 0.13%, due 2/24/11 (Notes A,C)	34,997,205
30,000,000	Discount Notes, 0.14%, due 2/25/11 (Notes A,C)	29,997,200
10,000,000	Discount Notes, 0.13%, due 2/28/11 (Notes A,C)	9,999,025
17,000,000	Discount Notes, 0.22%, due 6/22/11 (Notes A,C)	16,985,352
25,000,000	Notes, 0.33%, due 2/14/11 (Notes A,B)	25,001,300
23,040,000	Notes, 2.75%, due 4/11/11 (Note A)	23,152,074
		195,129,278

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—80.7%	688,708,141

	U.S. TREASURY OBLIGATIONS—4.1%
10,000,000	U.S. Treasury Note, 4.63%, due 8/31/11	10,252,079
25,000,000	U.S. Treasury Note, 1.00%, due 8/31/11	25,103,142
		35,355,221

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL U.S. GOVERNMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	REPURCHASE AGREEMENTS—15.1%
$70,000,000	Barclays Capital Inc.
	• 0.21% dated 1/31/11, due 2/1/11 in the amount of $70,000,408
	• fully collateralized by various U.S. Treasury obligations, coupon range 0.88%-4.88%,
	maturity range 5/31/11-6/30/12, value $71,400,054	$70,000,000

8,773,000	Deutsche Bank Securities Inc.
	• 0.21% dated 1/31/11, due 2/1/11 in the amount of $8,773,051
	• fully collateralized by various U.S. government obligations, coupon range 1.57%-3.15%,
	maturity range 8/18/14-10/28/20, value $8,948,514	8,773,000

50,000,000	RBC Capital Markets Corp.
	• 0.21% dated 1/31/11, due 2/1/11 in the amount of $50,000,292
	• fully collateralized by various U.S. government obligations, coupon range 0.00%-4.80%,
	maturity range 3/30/11-4/30/25, value $51,000,722	50,000,000
		128,773,000

	TOTAL INVESTMENTS (Cost $852,836,362)†—99.9%	852,836,362

	OTHER ASSETS AND LIABILITIES, NET—0.1%	1,065,732

	NET ASSETS—100.0%	$853,902,094

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(B)	Variable rate security. The rate shown is the current rate on January 31, 2011. Date shown represents the next interest reset date.

(C)	The rate shown is the effective yield at time of purchase.

As of January 31, 2011, all the investments are classified as Level 2. For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL TREASURY OBLIGATIONS MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. TREASURY OBLIGATIONS—40.8%
$10,000,000	U.S. Treasury Bills, 0.13%, due 2/3/11 (Note A)	$9,999,931
10,000,000	U.S. Treasury Bills, 0.14%, due 2/10/11 (Note A)	9,999,664
10,000,000	U.S. Treasury Bills, 0.17%, due 2/17/11 (Note A)	9,999,267
10,000,000	U.S. Treasury Bills, 0.11%, due 2/24/11 (Note A)	9,999,329
10,000,000	U.S. Treasury Bills, 0.11%, due 3/3/11 (Note A)	9,999,083
10,000,000	U.S. Treasury Bills, 0.13%, due 3/10/11 (Note A)	9,998,715
10,000,000	U.S. Treasury Bills, 0.12%, due 3/17/11 (Note A)	9,998,594
10,000,000	U.S. Treasury Bills, 0.11%, due 3/24/11 (Note A)	9,998,420
10,000,000	U.S. Treasury Bills, 0.14%, due 3/31/11 (Note A)	9,997,817
10,000,000	U.S. Treasury Bills, 0.14%, due 4/7/11 (Note A)	9,997,572
10,000,000	U.S. Treasury Bills, 0.13%, due 4/14/11 (Note A)	9,997,400
10,000,000	U.S. Treasury Bills, 0.13%, due 4/21/11 (Note A)	9,997,147
10,000,000	U.S. Treasury Bills, 0.15%, due 4/28/11 (Note A)	9,996,536
10,000,000	U.S. Treasury Bills, 0.15%, due 5/5/11 (Note A)	9,996,254
10,000,000	U.S. Treasury Bills, 0.24%, due 7/28/11 (Note A)	9,988,470
20,000,000	U.S. Treasury Bills, 0.21%, due 8/25/11 (Note A)	19,976,340
10,000,000	U.S. Treasury Bills, 0.24%, due 9/22/11 (Note A)	9,984,693
10,000,000	U.S. Treasury Note, 0.88%, due 5/31/11	10,019,088
5,000,000	U.S. Treasury Note, 4.63%, due 8/31/11	5,126,040
		195,070,360
	REPURCHASE AGREEMENTS—59.2%

103,059,000	Barclays Capital Inc.
	• 0.21% dated 1/31/11, due 2/1/11 in the amount of $103,059,601
	• fully collateralized by a $104,951,400 U.S. Treasury Note, coupon 2.75%,
	maturity 2/15/19, value $105,120,275	103,059,000

90,000,000	Deutsche Bank Securities Inc.
	• 0.21% dated 1/31/11, due 2/1/11 in the amount of $90,000,525
	• fully collateralized by various U.S. Treasury obligations, coupon range 2.63%-6.38%,
	maturity range 11/15/20-8/15/27, value $91,800,090	90,000,000

90,000,000	RBC Capital Markets Corp.
	• 0.21% dated 1/31/11, due 2/1/11 in the amount of $90,000,525
	• fully collateralized by various U.S. Treasury obligations, coupon range 0.00%-5.50%,
	maturity range 6/16/11-5/15/39, value $91,800,029	90,000,000
		283,059,000

	TOTAL INVESTMENTS (Cost $478,129,360)†— 100.0%	478,129,360

	OTHER ASSETS AND LIABILITIES, NET—0.0%	74,184

	NET ASSETS—100.0%	$478,203,544

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)	The rate shown is the effective yield at time of purchase.

As of January 31, 2011, all the investments are classified as Level 2. For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANKS—9.2%
$115,000	Bank of New York Mellon Corp., MTN, due 11/1/11	5.13	$119,043
235,000	Northern Trust Corp. due 8/29/11	5.30	241,217
297,000	Wells Fargo & Co., due 8/1/11	6.38	305,366
			665,626

	FINANCIALS—11.6%
109,000	Credit Suisse USA Inc., due 11/15/11	6.13	113,647
107,000	Credit Suisse USA Inc., due 8/16/11	5.50	109,885
51,000	Credit Suisse USA Inc., due 3/2/11	5.25	51,198
125,000	General Electric Capital Corp., MTN, due 4/28/11	5.50	126,516
175,000	General Electric Capital Corp., MTN, due 3/3/12	4.38	181,117
155,000	JPMorgan Chase & Co., due 6/1/11	5.60	157,699
100,000	JPMorgan Chase & Co., due 1/15/12	4.50	103,685
			843,747

	INDUSTRIALS—19.9%
240,000	Abbott Laboratories, due 5/15/11	5.60	243,754
35,000	Abbott Laboratories, due 3/15/11	3.75	35,146
51,000	Colgate-Palmolive Co., MTN, due 4/25/12	5.98	54,341
300,000	Merck & Co. Inc., due 6/30/11	1.88	302,094
132,000	Pfizer Inc., due 3/15/12	4.45	137,622
137,000	Shell International Finance, due 3/22/12	4.95	143,592
101,000	Shell International Finance, due 9/22/11	1.30	101,634
240,000	Wal-Mart Stores Inc., due 4/5/12	5.00	251,304
168,000	Wyeth, due 3/15/11	6.95	169,316
			1,438,803

	TOTAL CORPORATE OBLIGATIONS—40.7%		2,948,176

	U.S. TREASURY OBLIGATIONS—16.8%
500,000	U.S. Treasury Note, due 2/15/13	1.38	507,852
500,000	U.S. Treasury Note, due 3/15/13	1.38	507,930
200,000	U.S. Treasury Note, due 12/15/12	1.13	202,180
			1,217,962

	CERTIFICATES OF DEPOSIT—13.9%
200,000	Bank of Montreal, due 6/17/11 (Note A)	0.41	199,970
500,000	BNP Paribas, due 4/15/11	0.32	499,931
300,000	U.S. Bank, N.A., due 8/1/11	6.38	308,755
			1,008,656

	U.S. GOVERNMENT AGENCY OBLIGATIONS—10.2%
20,000	Fannie Mae, due 3/15/11 (Note B)	5.50	20,130
25,000	Fannie Mae, due 2/15/11 (Note B)	4.50	25,043
25,000	Fannie Mae, due 7/14/11 (Note B)	3.64	25,378
27,000	Fannie Mae, due 5/19/11 (Note B)	3.38	27,262
50,000	Federal Farm Credit Bank, due 10/3/11	5.00	51,573
25,000	Federal Farm Credit Bank, due 12/22/11	4.95	26,026
85,000	Federal Farm Credit Bank, due 12/8/11	4.63	87,956
10,000	Federal Farm Credit Bank, due 4/25/12	4.40	10,487
15,000	Federal Farm Credit Bank, due 12/29/11	4.25	15,533
15,000	Federal Farm Credit Bank, due 2/13/12	3.30	15,454
25,000	Federal Farm Credit Bank, due 5/19/11	3.15	25,221
50,000	Federal Farm Credit Bank, due 10/28/11	0.57	50,093
25,000	Federal Home Loan Bank, due 9/9/11	5.00	25,690
25,000	Federal Home Loan Bank, due 11/15/11	4.88	25,893
25,000	Federal Home Loan Bank, due 11/18/11	4.88	25,899
50,000	Federal Home Loan Bank, due 12/9/11	4.75	51,837
25,000	Federal Home Loan Bank, due 8/15/11	4.38	25,554
10,000	Federal Home Loan Bank, due 5/26/11	3.95	10,120
10,000	Federal Home Loan Bank, due 2/13/12	3.50	10,323
35,000	Federal Home Loan Bank, due 6/10/11	3.38	35,398
20,000	Federal Home Loan Bank, due 3/11/11	2.63	20,054
25,000	Federal Home Loan Bank, due 5/20/11	2.63	25,183
25,000	Federal Home Loan Bank, due 12/28/11	1.15	25,184
10,000	Federal Home Loan Bank, due 12/9/11	1.13	10,068
25,000	Federal Home Loan Bank, due 11/23/11	0.30	25,001
44,000	Freddie Mac, due 9/15/11 (Note B)	5.50	45,420
			741,780

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	REGIONAL GOVERNMENT OBLIGATIONS—3.5%
$50,000	Hydro Quebec, due 5/11/11	6.30	$50,819
200,000	Province of Ontario Canada, due 10/18/11	5.00	206,468
			257,287

	REPURCHASE AGREEMENT—14.4%
1,048,000	Deutsche Bank Securities Inc.
	• 0.21% dated 1/31/11, due 2/1/11 in the amount of $1,048,006
	• fully collateralized by a $1,066,000 U.S. Treasury obligation, coupon 1.57%
	maturity 8/18/14, value $1,069,783	0.21	1,048,000

	TOTAL INVESTMENTS (Cost $7,218,093)†—99.5%		7,221,861

	OTHER ASSETS AND LIABILITIES, NET—0.5%		37,281

	NET ASSETS—100.0%		$7,259,142

†	At January 31, 2011, the tax basis cost of the Fund's investments was $7,218,093 and the unrealized appreciation and depreciation were $5,175 and $(1,407), respectively.

(A)	Variable Rate Security. The rate shown is the current rate on January 31, 2011. Date shown represents next interest reset date.

(B)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

MTN	Medium Term Note

As of January 31, 2011, all the investments are classified as Level 2. For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANKS—12.4%
$254,000	Bank of America Corp., due 5/15/14	7.38	$288,997
1,052,000	Bank of America Corp., due 9/15/12	4.88	1,103,010
750,000	Bank of New York Mellon Corp., MTN, due 11/1/12	4.95	803,242
750,000	Bank of Nova Scotia, due 1/22/13	2.25	767,201
764,000	Barclays Bank, due 9/12/12	5.45	814,477
1,000,000	Canadian Imperial Bank of Commerce, due 2/4/13 (Note B)	2.00	1,017,380
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank, due 8/17/12 (Note B)	2.65	1,026,063
408,000	Deutsche Bank, MTN, due 5/20/13	4.88	436,443
1,100,000	Regions Bank, MTN, due 12/9/11 (Note C)	3.25	1,127,286
800,000	Royal Bank of Canada, due 1/15/14	1.13	789,889
825,000	U.S. Bankcorp., MTN, due 9/13/13	1.38	826,298
500,000	Wells Fargo & Co., due 1/31/13	4.38	529,415
			9,529,701
	FINANCIALS—11.7%
900,000	Ally Financial Inc., due 10/30/12 (Note C)	1.75	917,291
325,000	Caterpillar Financial Services Corp., due 12/20/13	1.55	326,617
531,000	Caterpillar Financial Services Corp., MTN, due 9/30/13	6.20	598,392
1,000,000	Citigroup Inc., due 12/9/11 (Note C)	2.88	1,021,798
840,000	Credit Suisse USA Inc., due 1/15/12	6.50	886,229
725,000	ERP Operating LP, due 3/15/12	6.63	768,182
500,000	General Electric Capital Corp., due 1/8/13	2.80	513,099
250,000	General Electric Capital Corp., MTN, due 4/10/12	5.00	262,081
500,000	General Electric Capital Corp., MTN, due 3/12/12 (Note C)	2.25	509,978
350,000	General Electric Capital Corp., MTN, due 11/1/12 (Note D)	0.42	347,940
550,000	General Electric Capital Corp., MTN, due 12/20/13 (Note D)	0.42	540,634
1,400,000	JPMorgan Chase & Co., due 10/1/12	5.38	1,500,626
800,000	Metropolitan Life Global Funding I, due 9/17/12 (Note B)	2.88	819,336
			9,012,203

	FOREIGN GOVERNMENTS—3.5%
250,000	Export Development Canada, MTN, due 3/19/12	2.38	255,350
1,000,000	Province of New Brunswick, due 8/15/13	6.75	1,130,960
500,000	Province of Ontario Canada, due 7/15/13	3.50	527,992
750,000	Province of Ontario Canada, due 11/19/12	1.88	764,603
			2,678,905

	GAS TRANSMISSION—2.1%
500,000	Kinder Morgan Energy Partners, due 12/15/13	5.00	547,236
335,000	Nova Gas Transmission, Ltd., due 12/15/12	8.50	376,868
605,000	TransCanada PipeLines, Ltd., due 5/15/12	8.63	663,824
			1,587,928

	INDUSTRIALS—22.8%
750,000	Anheuser-Busch Worldwide Inc., due 10/15/12	3.00	774,519
750,000	Anheuser-Busch Worldwide Inc., due 3/26/13	2.50	767,612
780,000	Apache Corp., due 4/15/12	6.25	830,067
750,000	Bottling Group LLC, due 11/15/12	4.63	800,070
500,000	Canadian Natural Resources Ltd., due 10/1/12	5.45	535,868
250,000	Canadian Natural Resources Ltd., due 2/1/13	5.15	268,171
1,000,000	Coca-Cola Co. due 11/15/13	0.75	988,053
213,000	Colgate-Palmolive Co., MTN, due 5/15/13	4.20	228,374
350,000	Comcast Cable Communications, due 6/15/13	7.13	392,635
350,000	Comcast Corp., due 3/15/11	5.50	352,041
1,100,000	ConocoPhillips, due 10/15/12	4.75	1,175,455
589,000	CVS Caremark Corp., due 8/15/11	5.75	605,202
267,000	CVS Caremark Corp., due 9/15/14	4.88	292,201
500,000	Diageo Capital PLC, due 1/30/13	5.20	538,833
750,000	Home Depot Inc., due 12/16/13	5.25	826,798
200,000	Husky Energy Inc., due 6/15/14	5.90	221,443
734,000	Kellogg Co., Cl. B, due 4/1/11	6.60	741,559
95,000	Kraft Foods Inc., due 6/1/12	6.25	101,456
78,000	Kraft Foods Inc., due 11/1/11	5.63	80,757
1,000,000	Lockheed Martin Corp., due 3/14/13	4.12	1,061,840
1,144,000	McDonald's Corp., MTN, due 3/1/13	4.30	1,217,995
1,350,000	Occidental Petroleum Corp., due 11/1/13	7.00	1,561,502
600,000	Pfizer Inc., due 3/15/12	4.45	625,553
515,000	Rogers Communications Inc., due 5/1/12	7.88	557,724
500,000	Rogers Communications Inc., due 12/15/12	7.25	554,777
700,000	Tyco International Finance SA, due 11/15/13	6.00	782,482
556,000	Wyeth, due 3/15/13	5.50	606,565
			17,489,552

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	TELECOMMUNICATION SERVICES—1.5%
$240,000	AT&T Corp., due 11/15/11	7.30	$252,484
360,000	AT&T Inc., due 2/1/12	5.88	378,541
500,000	AT&T Inc., due 1/15/13	4.95	536,833
			1,167,858

	TRANSPORTATION SERVICES—1.7%
732,000	Union Pacific Corp., due 1/15/12	6.13	767,497
495,000	Union Pacific Corp., due 1/31/13	5.45	533,525
			1,301,022

	UTILITY SERVICES—2.9%
697,000	Duke Energy Carolinas LLC, due 11/30/12	5.63	752,893
750,000	Pacific Gas & Electric Co., due 3/1/11	4.20	752,096
692,000	Virginia Electric and Power Co., due 11/30/12	5.10	742,257
			2,247,246

	TOTAL CORPORATE OBLIGATIONS—58.6%		45,014,415

	U.S. TREASURY OBLIGATIONS—26.4%
1,750,000	U.S. Treasury Inflation Protection STRIPS, due 7/15/14	2.00	2,220,536
5,775,000	U.S. Treasury Note, due 6/15/12	1.88	5,892,533
2,450,000	U.S. Treasury Note, due 3/15/13	1.38	2,488,857
4,700,000	U.S. Treasury Note, due 12/15/12	1.13	4,751,225
4,975,000	U.S. Treasury Note, due 9/15/13	0.75	4,967,229
			20,320,380

	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS

	FANNIE MAE—6.0%
21,087	MBS Pools,due 2/1/25 (Note A)	10.00	22,085
11,022	MBS Pools,due 8/1/22 (Note A)	9.50	12,779
48,730	MBS Pools,due 6/1/15 (Note A)	9.00	51,040
58,384	MBS Pools,due 9/1/15 (Note A)	8.50	63,965
7,891	MBS Pools,due 4/1/15 (Note A)	8.00	8,707
22,661	MBS Pools,due 5/1/15 (Note A)	8.00	25,006
130,271	MBS Pools,due 6/1/15 (Note A)	8.00	143,417
30,870	MBS Pools,due 9/1/15 (Note A)	8.00	33,523
23,459	MBS Pools,due 10/1/15 (Note A)	8.00	25,887
27,262	MBS Pools,due 11/1/15 (Note A)	8.00	30,083
38,848	MBS Pools,due 1/1/16 (Note A)	8.00	42,849
19,014	MBS Pools,due 7/1/13 (Note A)	7.50	20,355
6,755	MBS Pools,due 3/1/15 (Note A)	7.50	7,422
92,179	MBS Pools,due 4/1/15 (Note A)	7.50	101,652
7,413	MBS Pools,due 6/1/16 (Note A)	7.50	8,175
3,503	MBS Pools,due 11/1/14 (Note A)	7.00	3,795
43,727	MBS Pools,due 12/1/15 (Note A)	7.00	47,679
22,840	MBS Pools,due 1/1/16 (Note A)	7.00	24,969
54,193	MBS Pools,due 9/1/16 (Note A)	7.00	59,243
1,033	MBS Pools,due 1/1/13 (Note A)	6.50	1,070
561	MBS Pools,due 3/1/13 (Note A)	6.50	613
35,106	MBS Pools,due 3/1/14 (Note A)	6.50	38,359
13,101	MBS Pools,due 9/1/14 (Note A)	6.50	14,315
842	MBS Pools,due 12/1/14 (Note A)	6.50	920
31,377	MBS Pools,due 5/1/15 (Note A)	6.50	34,285
8,822	MBS Pools,due 1/1/16 (Note A)	6.50	9,639
15,030	MBS Pools,due 2/1/16 (Note A)	6.50	16,423
846	MBS Pools,due 8/1/16 (Note A)	6.50	901
1,596	MBS Pools,due 3/1/17 (Note A)	6.50	1,751
986	MBS Pools,due 4/1/14 (Note A)	6.00	1,074
989	MBS Pools,due 8/1/14 (Note A)	6.00	1,076
184,749	MBS Pools,due 9/1/17 (Note A)	6.00	201,874
243,564	MBS Pools,due 8/1/19 (Note A)	6.00	266,141
800,768	MBS Pools,due 6/1/23 (Note A)	6.00	873,741
216,597	MBS Pools,due 6/1/18 (Note A)	5.50	234,567
326,912	MBS Pools,due 6/1/22 (Note A)	5.50	353,047
17,216	MBS Pools,due 6/1/23 (Note A)	5.50	18,719
331,306	MBS Pools,due 1/1/24 (Note A)	5.50	357,792
1,058,093	MBS Pools,due 6/1/24 (Note A)	5.50	1,142,575
67,608	MBS Pools,due 3/1/23 (Note A)	5.00	71,835
232,520	MBS Pools,due 5/1/23 (Note A)	4.00	240,065
			4,613,413

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	FREDDIE MAC—1.8%
$10,999	MBS Pools,due 7/1/20 (Note A)	12.00	$12,397
8,351	MBS Pools,due 6/1/16 (Note A)	9.00	9,407
7,287	MBS Pools,due 2/1/17 (Note A)	8.00	8,216
55,885	MBS Pools,due 12/1/14 (Note A)	7.00	58,680
37,490	MBS Pools,due 3/1/16 (Note A)	7.00	39,364
11,668	MBS Pools,due 6/1/14 (Note A)	6.50	12,425
4,129	MBS Pools,due 7/1/14 (Note A)	6.50	4,512
1,163	MBS Pools,due 8/1/14 (Note A)	6.50	1,271
17,723	MBS Pools,due 9/1/14 (Note A)	6.50	18,925
25,937	MBS Pools,due 4/1/17 (Note A)	6.50	28,289
373	MBS Pools,due 8/1/17 (Note A)	6.00	407
229,449	MBS Pools,due 8/1/24 (Note A)	6.00	249,960
9,386	MBS Pools,due 4/1/13 (Note A)	5.50	9,591
519,806	MBS Pools,due 11/1/18 (Note A)	5.50	563,664
150,028	MBS Pools,due 1/1/21 (Note A)	5.50	163,249
44,959	MBS Pools,due 5/1/18 (Note A)	4.50	47,051
126,467	MBS Pools,due 1/1/25 (Note A)	4.50	132,465
			1,359,873
	GINNIE MAE—3.5%
1,850	MBS Pools,due 9/15/13	7.50	1,903
805,589	MBS Pools,due 12/15/23	7.00	883,022
27,711	MBS Pools,due 10/15/14	6.50	30,340
16,355	MBS Pools,due 4/15/16	6.50	17,920
3,321	MBS Pools,due 5/15/17	6.50	3,643
46,283	MBS Pools,due 3/15/23	6.50	50,791
26,132	MBS Pools,due 7/15/23	6.50	28,677
737	MBS Pools,due 7/15/29	6.50	833
32,017	MBS Pools,due 2/15/14	6.00	34,920
187,601	MBS Pools,due 12/15/16	6.00	204,732
139,649	MBS Pools,due 5/15/17	6.00	152,553
70,732	MBS Pools,due 6/15/18	6.00	76,844
124,932	MBS Pools,due 5/15/21	6.00	136,594
962,713	MBS Pools,due 9/15/23	6.00	1,049,724
28,573	MBS Pools,due 6/15/14	5.50	31,024
			2,703,520

	TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—11.3%		8,676,806

	CERTIFICATES OF DEPOSIT—0.3%
250,000	Bank of Nova Scotia, due 3/5/12 (Note D)	0.55	250,418

	REPURCHASE AGREEMENT—2.7%
2,058,000	Deutsche Bank Securities Inc.
	• 0.21% dated 1/31/11, due 2/1/11 in the amount of $2,058,012
	• fully collateralized by a $2,092,000 U.S. Treasury obligation, coupon 1.57%
	maturity 8/18/14, value $2,099,424	0.21	2,058,000

	TOTAL INVESTMENTS (Cost $75,808,773)†—99.3%		76,320,019

	OTHER ASSETS AND LIABILITIES, NET—0.7%		549,573

	NET ASSETS—100.0%		$76,869,592

†	At January 31, 2011, the tax basis cost of the Fund's investments was $75,808,773 and the unrealized appreciation and depreciation were $633,792 and $(122,546), respectively.

(A)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(B)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2011, these securities amounted to $2,862,779 or 3.72% of net assets. These securities have been deemed liquid by the Board of Directors.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

(C)	Guaranteed by the Federal Deposit Insurance Corporation.

(D)	Variable rate security. The rate shown is the current rate on January 31, 2011.

Ginnie Mae	Government National Mortgage Association
MBS	Mortgage Backed Securities
MTN	Medium Term Note
STRIPS	Separatly Traded Registered Interest and Principal Securities

As of January 31, 2011, all the investments are classified as Level 2. For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM GLOBAL SUSTAINABILITY FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

SHARES		VALUE

	COMMON STOCK

	AUSTRALIA—4.2%
8,400	Australia & New Zealand Banking Group Ltd.	$199,048
47,000	Lynas Corp. Ltd.	84,358
38,900	Talison Lithium Ltd.	249,439
		532,845

	BRAZIL—0.7%
7,600	Banco Santander Brasil	88,160

	CANADA—7.3%
12,200	5N Plus Inc.*	82,251
16,500	Avalon Rare Minerals, Inc.*	95,256
329,000	Azure Dynamics Corp.*	111,726
132,800	BioteQ Environmental Tech Inc.*	126,009
7,500	Boralex Inc., Cl A*	69,442
93,000	Carmanah Technologies Corp.*	53,875
96,000	Great Western Minerals Group Ltd.*	85,338
1,700	Potash Corp.	301,219
		925,116

	DENMARK—0.3%
1,100	Vestas Wind Systems*	37,733

	FRANCE—2.9%
1,270	BNP Paribas	94,766
4,790	Saft Groupe	181,477
2,800	Veolia Environnement	87,562
		363,805

	GERMANY—1.8%
500	Allianz SE	69,486
3,600	Abbott Laboratories	162,576
		232,062

	HONG KONG—0.7%
9,500	China Mobile Ltd.	93,384

	ITALY—2.1%
67,700	Landi Renzo *	264,261

	JAPAN—3.7%
8,200	Asahi Holdings Inc.	169,865
5,500	Daiseki Co. Ltd.	103,718
15,000	Kubota Corp.	152,804
1,000	Toyota Motor Corp.	41,180
		467,567

	LUXEMBOURG—0.4%
19,200	Frontier Rare Earths Ltd.	56,956

	NETHERLANDS—2.0%
1,000	Nutreco	71,152
6,000	Koninklijke Philips Electronics	186,901
		258,053

	NORWAY—1.8%
9,300	Statoil	225,896

	SPAIN—2.2%
73,100	Iberdrola Renovables	276,162

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM GLOBAL SUSTAINABILITY FUND • SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

SHARES		VALUE

	SWITZERLAND—6.7%
6,243	Credit Suisse Group	$278,686
3,700	Nestle	199,874
4,200	Novartis	233,788
900	Roche Holding	136,910
		849,258

	UNITED KINGDOM—18.0%
29,000	Barclays	135,783
14,400	BG Group	323,027
8,300	BHP Billiton	316,839
12,200	Diageo	234,474
11,300	HSBC Holdings	123,171
5,900	Johnson Matthey	181,863
17,600	Man Group	82,864
5,270	Rio Tinto	361,823
9,300	Rotork	244,151
9,400	Tesco	60,577
7,600	United Utilities Group	66,138
64,300	Vodafone Group	180,415
		2,311,125

	UNITED STATES—45.0%
2,100	3M Co.	184,632
9,200	A123 Systems Inc.*	83,352
1,700	Agnico-Eagle Mines	116,378
8,900	Cisco Systems Inc.*	188,235
2,400	Clean Harbors Inc.*	216,096
3,400	Coca-Cola Co.	213,690
2,800	Duke Energy Corp.	50,064
400	First Solar Inc.*	61,832
2,400	Flowserve Corp.	299,976
10,900	General Electric Co.	219,526
1,600	Goldman Sachs Group Inc.	261,792
11,400	Intel Corp.	244,644
1,600	International Business Machines Corp.	259,200
1,200	Itron Inc.*	69,624
3,100	ITT Corp.	182,652
3,400	JPMorgan Chase & Co.	152,796
4,300	Kraft Foods Inc.	131,451
11,400	LKQ Corp.*	275,424
1,600	McDonald's Corp.	117,872
3,400	Molycorp Inc.	159,154
900	NextEra Energy Inc.	48,114
4,300	NIKE Inc., Cl. B	354,664
2,000	Northeast Utilities	65,840
1,300	PepsiCo. Inc.	83,603
2,700	PG&E Corp.	124,956
3,200	Praxair Inc.	297,728
4,200	Procter & Gamble Co.	265,146
3,200	Quest Diagnostics Inc.	182,240
3,100	Schlumberger Ltd.	275,869
4,900	Staples Inc.	109,319
5,800	Veeco Instruments Inc.*	250,908
5,500	Verizon Communications Inc.	195,910
		5,742,687
	TOTAL COMMON STOCK—99.8%	12,725,070

	TOTAL INVESTMENTS (Cost $10,356,995)†—99.8%	12,725,070

	OTHER ASSETS AND LIABILITIES, NET—0.2%	22,350

	NET ASSETS—100.0%	$12,747,420

†	At January 31, 2011, the tax basis cost of the Fund's investments was $10,356,995 and the unrealized appreciation and depreciation were $2,638,897 and $(270,822), respectively.

*	Non-income producing security.

As of January 31, 2011, all the investments are classified as Level 2. For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)
Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    TD Asset Management USA Funds Inc.

By (Signature and Title)*  /s/ Mark Bell, President

Date: March 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Mark Bell, President

Date: March 28, 2011

By (Signature and Title)*      /s/ Eric Kleinschmidt, Treasurer

Date: March 28, 2011

* Print the name and title of each signing officer under his or her signature.